                          BARR ROSENBERG SERIES Trust

                                  JAPAN SERIES
                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

--------------------------------------------------------------------------------

                                                               November 18, 1997

Dear Fellow Shareholders:

    During the last six months, net assets of the U.S. Small Capitalization Fund have grown at an unprecedented rate--from $85 million to $303 million, an increase of 256%. The Adviser and Select shares have reached sufficient size to be assigned a NASDAQ symbol: LIFUX for the Adviser shares and BRSCX for the Select shares.

    Net assets of the International Small Capitalization Fund have grown steadily since its inception in September 1996 reaching $27 million. The Institutional shares have been assigned the NASDAQ symbol ICSIX and are listed in the newspaper under "BarIntSCp".

    We have added new features to the web site (www.riem.com) and the 800 number (800-447-3332) which are designed to provide you with valuable information about your mutual funds. The following table summarizes the information available to you.

                                WEB SITE    800 NUMBER
                                ---------  ------------
Daily prices (NAV)                  X           X
Performance information             X           X
Portfolio composition               X
Shareholder account balances                    X
Recent articles                     X

    Please utilize these resources and let us know if they are meeting your needs for information and service.

    We are thankful for the confidence you have placed in us and will strive to continue to earn your trust.

                                          Sincerely,

                                          [/S/ RICHARD L. SAALFELD]

                                          R.L. Saalfeld
                                          President and Chief Executive Officer
                                          Barr Rosenberg Mutual Funds

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

    This period featured a technology led market decline during the month of April followed by a steady rise in the market from May through September. Small cap stocks started to outperform large cap stocks during the month of August. On August 8,1997, major stock indexes fell after news of unexpectedly strong economic data brought back inflation fears. In addition, profit warnings from several large cap companies added to the uncertainty. With the sell off, many investors became bargain hunters and found buys among beaten-down small cap companies. Technology stocks also began to rally helping both the large cap and small cap indexes.

    In September, low inflation and strong profit growth expectations for small companies helped the Russell 2000(1) set several consecutive new highs. From early August to the middle of September, the Russell 2000 rose 7% while the S&P 500(2) gained 1%, and the Dow Jones Industrials gained 2%. Some of the reasons for the outperformance included:

       - Investors took profits in large cap stocks while looking for bargains in small cap stocks.

       - The dollar has gained over 11% this year against European currencies. A strong dollar reduces the revenues of large cap multinationals when profits are converted to dollars. Most small cap stocks do not have large international exposures so they are less affected by the dollar.

       - The recent capital gains tax cut will benefit owners of fast growing small companies.

    Some of our individual stock picks that stood out include:

       - Spire Corp (SPIR); manufacturers of semiconductors and wafers (YTD return of 577%).

       - Asyst Technology (ASYT); designers and manufacturers of mini-environment systems (YTD return of 451%).

       - Trans World Entertainment (TWMC); operators of music and video stores (YTD return of 278%).

       - Plexus Corp (PLXS); provides services for the design of electronic products and assemblies (YTD return of 277%).

       - Scan Optics (SOCR); produces information-processing systems (YTD return of 260%).

       - Polymedica (PM); manufacturers of pharmaceuticals and health-care products (YTD return of 254%).

STOCK SELECTION PROCESS

    We consider ourselves "bargain shoppers" of small cap stocks. Using various models designed by Barr Rosenberg, we are able to find undervalued stocks and place them in a risk-adjusted portfolio. Our goal is to create a portfolio that will outperform the Fund's benchmark, the Russell 2000 Index.

--------------

(1)The Russell 2000 is an unmanaged index of approximately 2000 small capitalization companies with market capitalization up to $2.6 billion.

(2)The S&P 500 is an unmanaged, broad based index of 500 widely held common stocks.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES (CONTINUED)
--------------------------------------------------------------------------------

    Our process uses three models for stock selection and one for risk management. The first and most important model is the Appraisal Model. This model computes a fair value for each of the approximately 5,000 stocks in our small stock universe by looking at each business line and relating it to other similar companies. Next, our Earnings Change Model predicts earnings for the coming year based on past profitability, current operations and earnings forecasts. Finally, our Investor Sentiment Model measures the short-term enthusiasm for individual companies, using broker recommendations and analysts' estimates. The output from these three Models is combined to form a prediction of each stock's one-year return. The portfolio is optimized using our Risk Model to determine the right mix of stocks with the highest expected return at the lowest forecasted risk.

OUTLOOK

    We are very pleased with our long-term record of performance and strive to continue the legacy. We remain optimistic about the long-term prospects of small stock investing. We believe our systematic and disciplined approach provides investors with an opportunity to diversify their portfolios.

--------------

Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of volatility than average.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS--97.1%
             AEROSPACE/DEFENSE--0.6%
      1,000  Allied Research Corp.*............................  $     12,938
     35,900  Avondale Industries Inc.*.........................       946,863
      8,250  Cubic Corp........................................       311,438
      1,900  DBA Systems Inc.*.................................        14,725
      1,600  DRS Technologies*.................................        23,200
     10,267  Herley Industries Inc.*...........................       139,883
      3,600  Lowrance Electronics Inc.*........................        19,800
      3,600  Rohr Inc.*........................................       111,375
      2,400  Safety Components International Inc.*.............        38,400
     25,000  United Industrial Corp............................       246,875
                                                                 ------------
                                                                    1,865,497
                                                                 ------------
             AIRLINES--1.1%
     35,700  Airborne Freight Corp.............................     2,162,081
     72,700  America West Airlines Inc., Class B*..............     1,058,694
      9,800  Petroleum Helicopter Inc..........................       225,400
                                                                 ------------
                                                                    3,446,175
                                                                 ------------
             AUTOMOTIVE--1.7%
     23,200  Borg-Warner Automotive Inc........................     1,319,500
     13,700  Defiance Inc......................................        99,325
      7,300  Durakon Industries Inc.*..........................        63,875
     20,300  Excel Industries Inc..............................       404,731
      9,400  Monaco Coach Corp.*...............................       222,075
     28,700  SPX Corp..........................................     1,682,538
     47,900  Standard Products Co..............................     1,260,369
      3,600  Supreme Industries Inc.*..........................        33,300
      4,900  Thor Industries Inc...............................       150,063
      1,800  Transpro Inc......................................        19,575
                                                                 ------------
                                                                    5,255,351
                                                                 ------------
             BANKING--8.8%
     41,000  Aames Financial Corp..............................       663,688
        100  ABC Bancorp.......................................         1,667
        600  Abington Bancorp Inc..............................        19,200
      5,800  Alabama National Bankcorp.........................       140,288
     36,200  Albank Financial Corp.............................     1,529,450
     52,400  Americredit Corp.*................................     1,493,400
      5,400  Anchor Bancorp Wisconsin Inc......................       157,275
      6,500  Arrow Financial Corp..............................       193,375
      7,800  Associated Banc-Corp..............................       351,488
     55,300  Astoria Financial Corp............................     2,782,281
      7,300  BancFirst Corp....................................       240,900
      1,900  Bancorp South Inc.................................        66,975
     21,300  Banknorth Group Inc...............................     1,163,513
      5,200  BOK Financial Corp.*..............................       203,450
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             BANKING (CONTINUED)
      1,700  Broad National Bancorp............................  $     32,725
     16,350  BSB Bancorp Inc...................................       449,625
      4,900  Cape Cod Bank & Trust Co..........................       167,825
         70  Capitol Bancorp Ltd...............................         1,785
      2,400  Cardinal Bankshares Inc...........................       129,300
      4,200  CB Bancshares Inc.................................       185,850
      5,600  Central Co-Operative Bank.........................       126,000
      1,400  Citizens Banking Corp. Michigan...................        61,600
      9,900  Civic Bancorp*....................................       167,063
      1,300  Columbia Bancorp..................................        37,700
     12,000  Commercial Bank of New York.......................       295,500
     15,400  Community First Bankshares........................       746,900
      5,000  Corus Bankshares Inc..............................       180,625
      1,000  CPB Inc...........................................        43,250
      1,338  CVB Financial Corp................................        33,617
     14,200  D & N Financial Corp..............................       299,975
        800  Deposit Guaranty Corp.............................        26,650
      1,400  Equitable Federal Savings Bank*...................        58,800
      2,000  FFVA Financial Corp...............................        63,250
      8,600  FFY Financial Corp................................       239,725
      2,500  First Bancshares Inc..............................        55,625
      3,700  First Citizens Bancshares Inc., Class A...........       373,700
        300  First Citizens Corp...............................        10,500
      3,500  First Colonial Group Inc..........................       112,875
      3,500  First Essex Bancorp Inc...........................        71,313
      6,700  First Hawaiian Inc................................       266,325
      1,000  First Merchants Banking...........................        32,375
        700  First Mutual Savings Bank of Bellevue.............        18,725
     14,800  First Palm Beach Bancorp..........................       515,225
      3,900  First State Bancorp...............................        75,563
      2,100  Firstplus Financial Group*........................       117,863
      9,555  FNB Corp..........................................       302,177
      7,000  FNB Rochester Corp................................       113,750
        913  Foothill Independent Bancorp......................        14,037
      8,000  GBC Bancorp of California.........................       392,000
      1,950  Granite State Bankshares Inc......................        40,463
      3,000  Hallmark Capital Corp.*...........................        77,250
      7,350  Haven Bancorp Inc.................................       314,213
      2,800  Hingham Institution for Savings...................        76,650
      1,200  Home Port Bancorp Inc.............................        28,350
      4,800  Homecorp Inc.*....................................        82,800
      1,800  Hubco Inc.........................................        57,038
      3,689  Imperial Bancorp*.................................       137,876
      1,875  Independent Bankshares Inc........................        33,984

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             BANKING (CONTINUED)
      3,100  Irwin Financial Corp..............................  $    115,475
      5,900  JSB Financial Inc.................................       288,731
        600  Kankakee Bancorp Inc..............................        18,900
      4,500  Keystone Heritage Group Inc.......................       229,500
      4,300  Lakeview Financial Corp...........................       169,850
      2,100  Letchworth Independent Bancshares Corp............        94,500
      5,000  Mahaska Investment Co.............................       162,500
      5,900  Mainstreet Bankgroup Inc..........................       171,100
      8,533  Massbank Corp.....................................       405,333
      5,200  Mid-America Bancorp...............................       171,600
     21,200  MLF Bancorp Inc...................................       580,350
      4,200  National Bank of Alaska...........................       394,800
      6,900  NBT Bancorp Inc...................................       181,988
      1,000  New Hampshire Thrift Bancshares Inc...............        20,750
      2,000  New Milford Bank..................................        33,750
      8,800  Newmil Bancorp Inc................................       125,400
      6,000  Northrim Bank of Alaska...........................        64,500
      3,300  Norwich Financial Corp............................        95,700
      9,900  Onbancorp Inc.....................................       566,775
      1,875  One Valley Bancorp................................        69,375
      6,100  Pacific Bank N.A..................................       240,950
     10,900  Palfed Inc........................................       268,413
      5,900  PennFed Financial Services Inc....................       185,850
      5,500  Peoples Bancshares Inc............................       110,000
        200  Peoples Bank Corporation Indianapolis.............         6,300
     13,900  Peoples Heritage Finance Group Inc................       588,144
     25,700  Poughkeepsie Financial Corp.......................       237,725
      7,980  Progress Financial Corp...........................       115,710
      4,500  Progressive Bank Inc..............................       154,125
     26,400  Reliance Bancorp Inc..............................       871,200
      8,932  Royal Bancshares of Pennsylvania, Class A.........       150,728
      2,500  Sandwich Cooperative Bank of Massachusetts........        92,500
      2,700  Sho-Me Financial Corp.*...........................       114,750
      3,700  Simmons First National Corp.......................       133,200
      2,000  Skaneateles Bancorp Inc...........................        57,000
      2,900  Southwest Bancorp.................................        62,350
      1,483  Sovereign Bancorp Inc.............................        25,953
     15,600  Sterling Bancorp..................................       354,900
      3,800  Student Loan Corp.................................       177,650
      7,600  Suffolk Bancorp...................................       225,150
      7,200  Sumitomo Bank of California.......................       311,400
     44,800  TR Financial Corp.................................     1,428,000
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             BANKING (CONTINUED)
      6,300  UMB Financial Corp................................  $    321,300
      5,400  Vermont Financial Services Corp...................       291,600
      3,700  Westbank Corp.....................................        39,081
     15,300  WFS Financial Inc.*...............................       332,775
                                                                 ------------
                                                                   26,533,023
                                                                 ------------
             BEVERAGES--0.1%
      5,700  Coors (Adolph) Co., Class B.......................       215,888
                                                                 ------------
             CHEMICALS--0.8%
      8,700  Bairnco Corp......................................        88,088
      8,000  The Carbide/Graphite Group Inc.*..................       272,000
      6,500  MacDermid Inc.....................................       566,313
      4,300  Melamine Chemicals Inc.*..........................        68,800
      2,000  Pioneer Companies Inc., Class A*..................        15,375
     50,700  The Scotts Co.*...................................     1,330,875
        100  Sybron Chemicals Inc.*............................         2,525
                                                                 ------------
                                                                    2,343,976
                                                                 ------------
             COMMERCIAL/INFORMATION SERVICES--8.5%
      6,900  ABM Industries Inc................................       182,419
     12,500  ACNielsen Corp.*..................................       300,000
     15,900  Activision Inc.*..................................       238,500
     38,200  American Business*................................     1,036,175
      5,200  Analysis & Technology Inc.........................       127,400
     10,000  Analysts International Corp.......................       387,500
      6,800  ASA International Ltd*............................        16,150
     10,203  Baker (Michael) Corp.*............................       108,407
      7,600  Berlitz International Inc.*.......................       200,450
     37,200  Borg-Warner Security Corp.*.......................       725,400
      1,000  Butler International Inc.*........................        17,125
     28,400  CDI Corp.*........................................     1,072,100
     10,600  CFI Proservices Inc.*.............................       170,925
      1,800  Comnet Corp.*.....................................        12,825
      9,400  Computer Data Systems Inc.........................       400,675
     14,300  Computer Task Group Inc...........................       599,706
     15,400  Datawatch Corp.*..................................        35,613
      3,800  Duff & Phelps Credit Rating Co....................       121,600
     12,600  Failure Group Inc.*...............................        94,500
      7,350  FDP Corp..........................................        75,338
      7,900  General Automation Inc.*..........................        14,813
      5,400  General Employment Enterprises Inc.*..............        95,175
      2,500  Group 1 Software Inc.*............................        16,406
      2,000  GSE Systems Inc.*.................................         7,750
      2,500  Harbinger Corp.*..................................        90,938
     15,000  HCIA Inc.*........................................       202,500

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL/INFORMATION SERVICES (CONTINUED)
        300  Healthcare Services Group Inc.*...................  $      3,750
     89,900  Information Resources Inc.*.......................     1,584,488
     12,600  Interim Services Inc.*............................       354,375
     50,700  Intersolv Inc.*...................................       785,850
     11,800  Keane Inc.*.......................................       374,650
     35,500  Kelly Services Inc., Class A......................     1,189,250
     11,600  LCS Industries....................................       220,400
     15,100  MacNeal-Schwendler Corp...........................       186,863
      5,600  Mapinfo Corp.*....................................        56,000
     15,800  Market Facts Inc..................................       372,288
      5,600  Marlton Technologies Inc.*........................        32,900
      1,350  Medquist Inc.*....................................        31,556
      5,600  M/A/R/C Inc.......................................       133,000
     40,000  National Computer Systems Inc.....................     1,415,000
     16,100  National Data Corp................................       660,100
     15,400  National Technical Systems Inc....................       155,925
      6,100  Norrell Corp......................................       209,688
      4,700  On Technology Corp.*..............................        17,184
     21,100  Personnel Group of America Inc.*..................       722,675
      4,200  Personnel Management Inc.*........................        50,925
      8,850  Pinkertons Inc.*..................................       203,550
     15,400  Policy Management Systems Corp.*..................       957,688
      9,700  Quality Systems Inc.*.............................        70,325
    102,800  Sequent Computer*.................................     2,550,725
      3,100  SofTech Inc.......................................         5,619
      6,400  SPS Transaction Services Inc.*....................       141,600
     20,800  Stone & Webster Inc...............................     1,141,400
     22,000  Systems & Computer Technology Corp.*..............       991,375
     13,900  Techforce Corp.*..................................       119,888
     11,700  Union Corp.*......................................       280,800
     19,200  Viasoft Inc.*.....................................       950,400
     25,400  Viewlogic Systems Inc.*...........................       604,838
      8,100  Volt Information Sciences Inc.*...................       513,338
        800  Vse Corp..........................................         9,800
     17,800  Wall Data Inc.*...................................       342,650
     96,500  Wang Laboratories Inc.*...........................     2,032,531
                                                                 ------------
                                                                   25,823,784
                                                                 ------------
             CONSTRUCTION MATERIALS--1.5%
      3,600  Ameron Inc........................................       234,900
     18,400  Florida Rock Industries...........................     1,094,800
     16,500  Libbey Inc........................................       588,844
      6,700  Mestek Inc.*......................................       128,975
     61,900  Texas Industries Inc..............................     2,626,881
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MATERIALS (CONTINUED)
        100  United States Lime & Minerals Inc.................  $        813
                                                                 ------------
                                                                    4,675,213
                                                                 ------------
             COSMETICS--0.1%
      4,600  Beauticontrol Cosmetics Inc.......................        40,538
      6,488  Del Laboratories Inc..............................       241,678
                                                                 ------------
                                                                      282,216
                                                                 ------------
             DRUGS--0.7%
     43,400  Alpharma Inc......................................       971,075
     10,000  Gamma Biologicals Inc.............................        57,500
      5,720  New Brunswick Scientific Inc......................        40,040
      8,500  Nutramax Products Inc.*...........................       120,063
      1,000  PDK Labs Inc.*....................................         4,875
     46,500  Perrigo*..........................................       732,375
      4,700  Pharmaceutical Product Development Inc.*..........        95,763
     16,300  Polymedica Corp.*.................................       220,050
                                                                 ------------
                                                                    2,241,741
                                                                 ------------
             DURABLE GOODS--0.3%
     26,800  Huffy Corp........................................       442,200
     15,300  National RV Holdings*.............................       325,125
      4,688  Rexhall Industries Inc.*..........................        26,663
                                                                 ------------
                                                                      793,988
                                                                 ------------
             ELECTRONICS--9.3%
      2,200  ACT Manufacturing Inc.*...........................        73,150
     12,100  Aeroflex Inc......................................       122,513
      3,100  American Technical Ceramics Corp.*................        57,350
      4,500  Applied Magnetics Corp.*..........................       141,750
     23,500  Applied Signal Technology Inc.*...................       227,656
     43,900  ATL Ultrasound Inc.*..............................     2,052,324
      1,900  Badger Meter Inc..................................        93,219
     15,100  Bel Fuse Inc.*....................................       286,900
      5,400  Berg Electronics Corp.*...........................       290,250
     20,800  BI Inc.*..........................................       154,700
      2,000  BioLogic Systems Corp.*...........................        13,000
      9,000  Cobra Electronics Corp.*..........................        66,375
     34,200  Coherent Inc.*....................................     1,893,825
      6,000  CTS Corp..........................................       570,000
     43,600  Dallas Semiconductor Corp.........................     1,951,100
     28,600  Datascope*........................................       629,200
      1,700  Datum Inc.*.......................................        77,563
      1,000  Espey Manufacturing & Electronics Corp............        16,875

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS (CONTINUED)
      4,900  Frequency Electronic Inc..........................  $    110,250
      2,900  Giga-Tronics Inc.*................................        29,000
     25,500  Hadco Corp.*......................................     1,380,984
      6,300  Harmon Industries Inc.............................       166,950
     13,800  Hurco Companies Inc.*.............................       115,575
     60,400  Hutchinson Technology Inc.*.......................     2,027,175
     16,200  IEC Electronics Corp.*............................       317,925
     47,900  Innovex Inc.......................................     1,544,775
      4,900  Kewaunee Scientific Corp..........................        61,250
      3,200  K Tron International Inc.*........................        46,400
     17,200  Magnetek Inc.*....................................       384,850
     11,200  Marquette Medical Systems, Class A*...............       347,200
      6,500  Medstone International Inc.*......................        64,188
      2,200  Meridian Medical Technology Inc.*.................        16,638
      5,700  MFRI Inc.*........................................        58,425
     24,400  Microsemi Corp.*..................................       420,900
      3,700  Mine Safety Appliances Co.........................       259,000
      4,600  Moore Products Co.*...............................       109,250
     25,300  Mosaix Inc.*......................................       270,394
      8,250  Movado Group Inc..................................       169,125
     19,800  MTS Systems Corp..................................       722,700
      9,300  Napco Security Systems Inc.*......................        61,613
      4,800  Newport Corp......................................        74,400
      9,700  Norstan Inc.*.....................................       208,550
     12,800  Optical Coating Laboratory Inc....................       165,600
      4,200  Parlex Corp.*.....................................        84,000
     35,700  Plexus Corp.*.....................................     1,253,963
     85,100  PMC-Sierra Inc.*..................................     2,170,050
      2,500  Quixote Corp......................................        22,188
     10,000  Read Rite Corp.*..................................       245,000
      8,600  Reliability Inc.*.................................       371,950
     11,100  Robinson Nugent Inc...............................        56,888
        600  Sage Laboratories.................................         7,950
      2,800  SBS Technologies Inc.*............................        66,850
      5,500  Scherer Healthcare Inc.*..........................        17,875
     12,000  Siliconix Inc.*...................................       547,500
     13,500  SL Industries Inc.................................       182,250
     10,100  Spacelabs Inc.*...................................       220,938
      1,900  Span-America Medical Systems Inc..................        11,638
      1,300  Sunrise Medical Inc.*.............................        20,313
      3,300  TCI International Inc.*...........................        20,213
      2,500  Technical Communications Corp.*...................        17,500
     12,600  Teleflex Inc......................................       436,275
      2,300  Trio Tech International*..........................        30,475
     47,300  Uniphase Corp.*...................................     3,760,279
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS (CONTINUED)
      6,700  Vicon Industries Inc.*............................  $     56,113
      8,500  Video Display Corp.*..............................        62,688
     17,900  VlSI Technology Inc.*.............................       620,906
                                                                 ------------
                                                                   28,134,669
                                                                 ------------
             FINANCIAL SERVICES--2.9%
     10,100  Advest Group Inc..................................       265,756
      7,500  Allied Capital Corp...............................       127,500
        400  American Financial Enterprises Inc................        17,200
     11,700  Atlanta Sosnoff Capital Corp......................       137,475
      7,950  Charles JW Financial Services Inc.*...............        65,588
      6,600  Cooper Life Sciences*.............................       173,250
        860  Eagle Financial Corp..............................        34,400
     15,200  Eaton Vance Corp..................................       543,400
      7,312  Electro Rent*.....................................       236,726
      4,000  First Cash Inc.*..................................        31,500
      2,232  Grand Premier Financial...........................        28,737
      3,900  IHOP Corp.*.......................................       139,425
      3,500  Interra Financial Inc.............................       210,219
      1,500  Interstate/Johnson Lane Inc.......................        46,688
     15,700  Jefferies Group Inc...............................     1,146,100
      2,220  North County Bancorp*.............................        26,640
      5,000  PLM International Inc.*...........................        28,750
      8,200  Prime Capital Corp.*..............................        50,225
      4,200  PS Group Holdings Inc.............................        56,963
     41,500  Quick & Reilly....................................     1,553,656
     46,400  Raymond James Financial Inc.......................     1,670,400
      7,500  Refac Technology Development Corp.................        83,438
      1,400  Resource America Inc., Class A....................        72,100
      7,900  SEI Corp..........................................       260,700
      4,500  Sherwood Group Inc.*..............................        66,375
     20,790  Southwest Securities Group Inc....................       478,170
      9,600  Stifel Financial Corp.............................       126,000
     34,200  Union Acceptance Corp., Class A *.................       350,550
        400  United Companies Financial Corp...................        12,600
      6,100  Value Line Inc....................................       239,425
      5,900  White River Corp.*................................       389,400
                                                                 ------------
                                                                    8,669,356
                                                                 ------------
             FOOD--2.2%
      3,000  Darling International Inc.*.......................        86,250
     65,900  Dean Foods Co.....................................     3,047,875
     61,000  Earthgrains Co....................................     2,623,000
      3,100  Lance Inc.........................................        64,325
      3,000  Pilgrim's Pride Corp..............................        44,625
      1,100  Scope Industries Inc..............................        66,481

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             FOOD (CONTINUED)
        100  Seaboard Corp.....................................  $     30,900
     20,800  Smithfield Foods Inc.*............................       624,000
                                                                 ------------
                                                                    6,587,456
                                                                 ------------
             FOREST PRODUCTS & PAPERS--2.4%
     22,800  American Woodmark.................................       413,250
      5,800  Baltek Corp.*.....................................        50,750
      1,000  Carmel Container Systems Ltd*.....................         8,500
     62,200  Chesapeake Corp...................................     2,254,750
      2,800  CSS Industries Inc.*..............................       101,850
     15,300  Fibermark Inc.*...................................       318,431
      3,400  Holopak Technologies Inc.*........................        11,900
     30,800  Mosinee Paper Corp................................     1,043,350
     23,000  Pope & Talbot Inc.................................       487,313
    101,200  Rock-Tenn Co......................................     2,017,675
      8,200  THT Inc.*.........................................        24,088
      1,800  TJ International Inc..............................        46,013
      8,600  Tranzonic Companies...............................       250,475
      6,900  Tufco Technologies Inc.*..........................        71,588
     12,400  Ultra Pac Inc.*...................................       106,950
      7,000  Wausau Paper Mills................................       171,500
                                                                 ------------
                                                                    7,378,383
                                                                 ------------
             HEALTH--2.9%
     10,900  Advocat Inc.*.....................................       132,163
     25,600  Apogee Inc.*......................................        80,000
     58,700  Apria Healthcare Group Inc.*......................       792,450
      6,700  Caretenders Healthcorp*...........................        55,275
      4,100  Equimed Inc.*.....................................        81,488
      2,000  Grancare Inc.*....................................        23,625
     30,300  Hanger Orthopedic Group Inc.*.....................       452,606
     20,900  Home Health Corporation of America*...............       271,700
      5,000  Horizon Healthcare*...............................       125,000
     36,300  Horizon/CMS Healthcare Corp.*.....................       812,213
      1,000  In Home Health Inc.*..............................         1,813
     34,500  Integrated Health Services Inc....................     1,153,594
      7,700  Life Technologies Inc.............................       232,925
      9,100  Living Centers of America Inc.*...................       370,825
     10,200  National Home Health Care Corp.*..................        50,363
      1,700  Novacare Inc.*....................................        29,325
     10,100  Option Care Inc.*.................................        41,663
     18,600  Osteotech Inc.*...................................       374,325
      2,700  Physicians Resource Group Inc.*...................        30,544
      4,300  Sheridan Healthcare*..............................        56,975
     21,200  Staff Builders Inc.*..............................        51,675
      9,500  Summit Care Corp.*................................       140,125
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             HEALTH (CONTINUED)
    122,100  Sun Healthcare Group*.............................  $  2,510,681
     21,000  Universal Health Services Inc., Class B*..........       908,250
      8,400  U.S. Homecare Corp.*..............................        12,075
                                                                 ------------
                                                                    8,791,678
                                                                 ------------
             HOMEBUILDERS--2.1%
      8,100  Abrams Industries Inc.............................        44,550
      3,700  Captital Pacific Holdings Inc.*...................        12,025
      8,300  Centex Corp.......................................       484,513
      2,500  C.H. Heist Corp.*.................................        18,438
     13,700  Dominion Homes Inc.*..............................       119,875
      5,100  Engle Homes Inc...................................        70,125
     33,600  Granite Construction Inc..........................       777,000
      3,000  Layne Christensen Co.*............................        63,000
     31,600  Lennar Corp.......................................     1,343,000
      4,900  Liberty Homes Inc., Class A.......................        45,938
      5,699  MYR Group Inc.....................................       134,283
      6,200  M/I Schottenstein Homes*..........................        95,713
     26,700  Pacific Greystone Corp.*..........................       530,663
      5,500  Pitt-Des Moines Inc...............................       204,188
      4,680  Schult Homes Corp.................................        88,335
     11,300  Skyline Corp......................................       337,588
     21,500  Southern Energy Homes Inc.*.......................       227,094
      6,700  Utilx Corp.*......................................        30,988
     91,900  Walter Industries Inc.*...........................     1,832,256
                                                                 ------------
                                                                    6,459,572
                                                                 ------------
             HOUSEHOLD PRODUCTS--1.9%
     18,700  ACX Technologies Inc.*............................       497,888
        600  American Biltrite Inc.............................        14,025
      2,800  Anderson Group Inc.*..............................        24,500
     15,800  Carter-Wallace Inc................................       260,700
      3,400  Cherry Corp.*.....................................        66,300
      7,200  Continental Can Co. Inc.*.........................       190,800
      5,700  Escalade Inc.*....................................        66,975
     20,600  Ethan Allen Interiors Inc.........................       638,600
      4,100  Furon Co..........................................       168,356
     15,800  Genlyte Group Inc.*...............................       268,600
     17,400  Kimball International Inc., Class A...............       730,800
        400  La-Z-Boy Inc......................................        14,800
      6,100  Mikasa Inc........................................        84,638
      5,300  Oneida Ltd........................................       188,150
      6,100  Patrick Industries Inc............................        93,788
      7,900  Plasti-Line Inc...................................       100,725
      9,300  Stanley Furniture Co.*............................       248,775

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD PRODUCTS (CONTINUED)
      9,100  TAB Products Co...................................  $    101,238
      8,100  Thomas Industries Inc.............................       243,000
      1,700  Trans-Lux Corp....................................        26,138
     17,100  Tredegar Industries Inc...........................     1,201,275
      8,300  Virco Manufacturing Corp..........................       299,838
     11,300  Wynn's International Inc..........................       375,725
                                                                 ------------
                                                                    5,905,634
                                                                 ------------
             INSURANCE--4.0%
     10,200  American Annuity Group Inc........................       219,300
      3,000  American Indemnity Financial Corp.................        45,000
      3,900  Capital Re Corp...................................       237,900
        300  Citizens Corp.....................................         8,681
      4,000  Donegal Group Inc.................................        81,000
     22,300  EMC Insurance Group Inc...........................       303,838
     11,000  Enhance Financial Services Group Inc..............       602,250
     30,500  Financial Security Assurance Holdings, Ltd........     1,418,250
     28,698  First American Financial Corp.....................     1,721,880
      9,600  Harleysville Group Inc............................       403,200
        100  Intercontinental Life Corp.*......................         2,000
      9,200  Kansas City Life Insurance Co.....................       768,200
     16,000  Liberty Corp......................................       724,000
      5,000  Liberty Financial Companies Inc...................       262,500
        900  MCM Corp..........................................         2,700
      8,300  National Insurance Group..........................        89,225
      2,300  Newport Western Life Insurance, Class A*..........       236,900
      6,000  Nymagic Inc.......................................       156,000
      8,000  Professionals Insurance Co. Management Group*.....       312,000
     36,100  PXRE Corp.........................................     1,139,406
        800  Reliable Life Insurance Co., Class A..............       126,800
     63,400  Reliance Group Holdings Inc.......................       859,863
      7,000  RLI Corp..........................................       315,000
     15,300  Standard Management Corp.*........................       119,531
     14,900  Stewart Information Services Corp.................       392,988
        300  Vesta Insurance Group Inc.........................        17,100
      4,300  Washington National Corp..........................       139,481
     31,500  WR Berkley Corp...................................     1,356,469
                                                                 ------------
                                                                   12,061,462
                                                                 ------------
             MACHINERY & EQUIPMENT--3.0%
     10,500  Allied Products Corp..............................       259,875
      6,900  Amistar Corp.*....................................        29,325
        600  Astrotech International Corp.*....................         7,575
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             MACHINERY & EQUIPMENT (CONTINUED)
     13,200  Brown & Sharpe Manufacturing Co.*.................  $    187,275
      1,900  Continental Materials Corp.*......................        45,600
      2,300  Devlieg-Bullard Inc.*.............................        11,356
      1,000  Farrel Corp.......................................         4,375
      4,400  Franklin Electric Co. Inc.........................       246,400
      7,800  Gardner Denver Machinery Inc.*....................       262,763
     13,700  Gehl Co.*.........................................       306,538
      3,200  Gencor Industries Inc.............................        43,200
     18,400  Gleason Corp......................................       506,000
      9,600  Gorman-Rupp Co....................................       190,800
      2,600  Hardinge Inc......................................        89,375
      6,700  Haskel International Inc., Class A................        93,800
      4,800  Hein-Werner Corp.*................................        36,600
      6,100  Intevac Inc.*.....................................        86,163
     18,700  Katy Industries Inc...............................       336,600
      4,300  Kennametal Inc....................................       208,550
      7,000  Kulicke & Soffa Industries*.......................       324,188
     29,900  Lincoln Electric Co...............................     1,259,538
      3,600  Oilgear Co........................................        66,600
      4,400  Portec Inc........................................        56,925
     13,100  Powell Industries Inc.*...........................       203,050
     96,900  Premark International Inc.........................     3,100,800
      4,200  Quipp Inc.*.......................................        71,925
      2,500  Research Inc......................................        23,125
     11,000  Selas Corporation of America......................       138,875
      5,800  Shiloh Industries Inc.*...........................       110,200
      8,100  Starrett LS Co....................................       297,675
      8,800  Transtechnology Corp..............................       234,850
      5,700  Twin Disc Inc.....................................       166,725
                                                                 ------------
                                                                    9,006,646
                                                                 ------------
             MACHINERY--3.4%
     18,600  Ampco-Pittsburgh Corp.............................       348,750
     20,000  Astec Industries Inc.*............................       337,500
     28,400  Asyst Technologies Inc.*..........................     1,261,138
     20,600  Ball Corp.........................................       717,138
     21,700  Barnes Group Inc..................................       614,381
     14,400  Butler Manufacturing Co...........................       486,000
      2,600  Chicago Rivet & Machine Co........................        85,800
     19,500  Detroit Diesel Corp.*.............................       470,438
      9,100  Drew Industries Inc.*.............................       125,125
      6,200  Engineered Support Systems........................       138,725
     11,700  Farr Co.*.........................................       210,600
      1,600  Federal Screw Works...............................        94,200
      5,600  General Magnaplate Corp...........................        40,600

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
      3,300  Graham Corp.*.....................................  $     64,350
     88,300  Griffon Corp.*....................................     1,434,875
     14,600  Lufkin Industries Inc.............................       447,125
     15,800  Manitowoc Co. Inc.................................       563,863
     19,600  Nacco Industries Inc..............................     2,304,225
      6,400  Nortek Inc.*......................................       166,000
      6,300  Quad Systems Corp.*...............................        51,581
      7,300  Valmont Industries................................       155,581
      3,100  Westwood Corp.....................................         6,006
      1,400  Zurn Industries Inc...............................        48,475
                                                                 ------------
                                                                   10,172,476
                                                                 ------------
             METALS--1.6%
      4,800  Brush Wellman Inc.................................       123,300
      6,100  Chaparral Steel Co................................        93,406
     11,900  Chase Industries Inc.*............................       342,125
     24,000  Cleveland-Cliffs Inc..............................     1,047,000
      1,200  Curtiss-Wright Corp...............................        92,850
     14,700  Encore Wire Corp.*................................       472,238
      1,400  Foster (L.B.) Corp.*..............................         7,613
     10,000  Handy & Harman....................................       228,750
     11,000  Lindberg Corp.....................................       132,000
     23,100  Mueller Industries Inc.*..........................     1,049,606
      9,500  Quanex Corp.......................................       333,094
     16,400  Roanoke Electric Steel Corp.......................       364,900
     12,100  Rouge Industries Inc..............................       189,063
     13,700  Steel of West Virginia Inc.*......................       149,844
      9,100  Webco Industries Inc.*............................        72,800
                                                                 ------------
                                                                    4,698,589
                                                                 ------------
             MULTIMEDIA--2.2%
     18,800  Advantage Media Group*............................        65,800
     27,700  American Media Inc., Class A*.....................       235,450
     20,800  Bowne & Co........................................       730,600
      4,400  Courier Corp......................................        91,300
     10,500  Graphic Industries................................       193,594
      2,700  Grey Advertising..................................       928,800
     18,300  Hollinger International Inc.......................       244,763
     14,800  Jostens Inc.......................................       401,450
      5,100  K-Tel International Inc.*.........................        31,238
     21,900  Media General Inc., Class A.......................       867,788
     13,900  Merrill Corp......................................       639,400
      1,600  Metatec Corp.*....................................         8,400
      3,000  Nelson (Thomas) Inc...............................        41,625
     11,900  Plenum Publishing Corp............................       571,200
      6,300  Pulitzer Publishing Co............................       355,950
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             MULTIMEDIA (CONTINUED)
     10,100  Standard Register Co..............................  $    336,456
        300  United Television Inc.............................        31,275
     37,400  United Video Satellite Group Inc., Class A*.......     1,037,850
                                                                 ------------
                                                                    6,812,939
                                                                 ------------
             OFFICE EQUIPMENT--2.4%
     20,000  Avid Technology*..................................       650,000
     32,700  Baldwin Technology Company Inc., Class A*.........       173,719
     17,600  BancTec Inc.*.....................................       468,600
        800  Computer Network Tech Corp.*......................         4,400
     14,800  Cornerstone Imaging Inc.*.........................        99,900
      6,500  Dataram Corp.*....................................        61,750
     10,300  Equinox Systems Inc.*.............................       142,913
      4,500  General Binding Corp..............................       134,438
     27,200  Genicom Corp.*....................................       299,200
     22,800  Gradco Systems*...................................       202,350
      8,500  Key Tronic Corp.*.................................        42,500
     62,000  Network Equipment Technologies Inc.*..............     1,081,125
     13,300  Printronix Inc.*..................................       262,675
      1,000  Rainbow Technologies Inc.*........................        23,000
     14,200  Scan Optics Inc.*.................................       175,725
      5,150  STB Systems Inc.*.................................       187,975
     44,600  Stratus Computer Inc.*............................     2,157,525
     47,800  Telxon Corp.......................................     1,171,100
                                                                 ------------
                                                                    7,338,895
                                                                 ------------
             OIL/GAS--6.1%
      1,900  Adams Resources & Energy Inc......................        26,600
     36,700  American Oilfield Divers Inc.*....................       566,556
     15,400  American Resources of Delaware*...................        44,275
        700  Aquila Gas Pipeline Corp..........................         9,013
      7,400  Clayton Williams Energy Inc.*.....................       120,250
     12,400  Cliffs Drilling Co.*..............................       863,350
        100  Convest Energy Corp.*.............................           988
        100  Dawson Geophysical Co.*...........................         2,413
      6,000  Hallwood Consolidated Resources Corp..............       127,500
      8,700  Helmerich & Payne.................................       696,000
      2,800  Hugoton Energy Corp.*.............................        32,550
         40  ICO Inc...........................................           313
     12,400  Key Energy Group Inc.*............................       403,775
     82,200  Marine Drilling Companies Inc.*...................     2,568,750
      3,100  Marine Petroleum Trust............................        58,900

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             OIL/GAS (CONTINUED)
      5,300  Maynard Oil Co.*..................................  $     72,213
      6,700  Mitchell Energy & Development, Class B............       189,275
    108,400  Parker Drilling Co.*..............................     1,646,325
     10,400  Penn-Virginia Corp................................       310,050
      1,500  Petrocorp Inc.*...................................        13,875
     20,600  Petroleum Development Corp.*......................       171,238
     56,800  Pool Energy Services Co.*.........................     1,924,100
     73,300  Pride International Inc.*.........................     2,492,200
      3,600  Prima Energy Corp.*...............................        84,600
      2,000  Primeenergy Corp.*................................        17,500
     11,700  RPC Inc...........................................       326,138
     17,100  Tom Brown Inc.*...................................       423,225
     72,800  Tuboscope Vetco International Corp.*..............     2,284,100
     62,200  Veritas DGC Inc.*.................................     2,647,388
      1,900  Wilshire Oil of Texas.............................        13,063
     15,400  Wiser Oil Co......................................       263,725
                                                                 ------------
                                                                   18,400,248
                                                                 ------------
             OTHER UTILITIES--0.9%
    113,000  Allied Waste Industries Inc.*.....................     2,161,125
      7,100  Atrion Corp.......................................        97,625
      5,100  GZA GeoEnvironmental Technologies Inc.*...........        21,675
     17,300  International Technology Corp.*...................       147,050
      4,300  Newpark Resources Inc.*...........................       169,044
     15,300  TRC Companies Inc.*...............................        59,288
                                                                 ------------
                                                                    2,655,807
                                                                 ------------
             REAL ESTATE ASSETS--5.1%
     18,600  Allied Capital Commercial Corp....................       458,025
      1,800  Angeles Mortgage Investment Trust, Class A........        31,725
     19,600  Bay Apartment Communities.........................       782,775
     11,000  Cardinal Realty Services Inc.*....................       298,375
     28,500  Colonial Properties Trust.........................       851,438
     20,700  Commercial Assets Inc.............................       147,488
      1,600  DeWolfe Companies Inc.*...........................         9,400
     57,100  Excel Realty Trust Inc............................     1,791,513
     14,000  FM Properties Inc.*...............................        69,125
      5,900  Forest City Enterprises, Class A..................       339,250
      6,000  Franchise Finance Corporation of America..........       165,375
      1,400  Franklin Select Realty Trust......................         8,313
     25,200  General Growth Properties.........................       932,400
     68,300  Hospitality Properties Trust......................     2,416,113
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE ASSETS (CONTINUED)
     17,200  Imperial Credit Mortgage Holdings.................  $    475,150
      2,000  Kaiser Ventures Inc.*.............................        29,750
      2,500  Kennedy-Wilson Inc.*..............................        45,000
      1,700  Lexington Corporate Properties Inc................        26,563
      5,400  Mays (J.W.) Inc.*.................................        43,875
        110  New Mexico & Arizona Land Co.*....................         1,774
     13,900  Omega Healthcare Investors Inc....................       500,400
     27,000  Price Enterprises Inc.............................       518,063
        700  Realty Income Corp................................        18,856
      3,400  Resurgence Properties Inc.*.......................        20,825
     23,600  Shurgard Storage Centers..........................       690,300
     14,000  Sovran Self Storage Inc...........................       441,000
     10,900  Talley Industries Inc.*...........................       134,206
    107,600  Taubman Centers Inc...............................     1,378,625
      2,000  Thackeray Corp.*..................................         7,500
     57,500  Thornburg Mortgage Asset Corp.....................     1,207,500
     10,900  United Capital Corp.*.............................       190,750
     17,200  Vacation Break USA Inc.*..........................       382,700
     45,100  Walden Residential Properties Inc.................     1,138,775
                                                                 ------------
                                                                   15,552,927
                                                                 ------------
             RETAIL\WHOLESALE--8.5%
      1,500  Aceto Corp........................................        28,125
      6,600  Advanced Marketing Services Inc.*.................        89,100
     59,800  Ames Department Stores Inc.*......................       897,000
    111,200  Anixter International Inc.*.......................     1,911,250
     18,750  Applied Industrial Technology Inc.................       645,703
      1,100  Arden Group Inc.*.................................        89,100
     43,500  Audiovox Corp., Class A*..........................       443,156
     15,700  Banner Aerospace Inc.*............................       160,925
      3,100  Barry's Jewelers Inc.*............................           581
      3,552  Bell Industries Inc.*.............................        59,940
     14,400  Bell Microproducts Inc.*..........................       160,200
     31,000  Bj'S Wholesale Club Inc.*.........................       904,813
      1,700  Building Material Holding Corp.*..................        22,206
     23,100  Burlington Coat Factory Warehouse.................       487,988
     18,600  Cameron Ashley Building Products*.................       339,450
     22,900  Cash America International Inc....................       257,625
     13,400  Catherine Stores Co.*.............................        77,888
      4,300  Chemi-Trol Chemical Co............................        55,900
     24,300  Cole National Corp., Class A*.....................     1,009,969
     21,900  Damark International Inc.*........................       307,969
      8,800  D.I.Y. Home Warehouse Inc.*.......................        27,500
      5,900  DM Management Co.*................................        81,863
     37,900  Dominick's Supermarkets Inc.*.....................     1,144,106

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             RETAIL\WHOLESALE (CONTINUED)
      3,300  Drug Emporium Inc.*...............................  $     14,438
      7,400  Evans Inc.*.......................................        22,200
     24,600  Ezcorp Inc., Class A*.............................       255,225
     15,800  Fabric Centers of America, Class A*...............       365,375
     41,900  Filene's Basement Corp.*..........................       348,294
     37,400  Fingerhut Companies...............................       841,500
      2,000  Finlay Enterprises Inc.*..........................        38,500
      2,600  Fisher Scientific.................................       122,038
     18,900  Fred Meyer Inc.*..................................     1,006,425
      4,200  Gantos Inc.*......................................        12,731
     14,836  Genovese Drug Stores, Class A.....................       272,612
     23,000  Goody's Family Clothing Inc.*.....................       741,750
      5,800  Hancock Fabrics Inc...............................        77,938
      3,800  Handleman Co......................................        24,700
      3,700  Haverty Furniture Companies Inc...................        52,263
     30,800  Herbalife International Inc.......................       804,650
     31,000  Homebase Inc.*....................................       279,000
      8,700  Insurance Auto Auctions Inc.*.....................       108,750
      7,600  Jos A Bank Clothiers Inc.*........................        43,225
      8,600  Krug International Corp.*.........................        48,375
     16,100  Lands' End Inc....................................       496,081
     21,200  Longs Drug Stores Inc.............................       565,775
      2,100  Mac Frugals Bargains Close-Outs Inc.*.............        64,050
     13,800  Marsh Supermarkets Inc............................       222,525
     48,200  MicroAge Inc.*....................................     1,397,800
      4,300  Moore Medical Corp.*..............................        44,075
     14,600  Natural Wonders Inc.*.............................        96,725
      5,700  Noland Co.........................................       136,444
     16,600  Paul Harris Stores Inc.*..........................       458,575
     16,000  Perfumania Inc.*..................................        60,000
      3,700  Pharmhouse Corp.*.................................        24,050
      1,974  Philip Services Corp.*............................        36,026
      5,800  Piercing Pagoda Inc.*.............................       184,150
        800  Playboy Enterprises Inc., Class A*................        10,650
     10,000  Play By Play Toys & Novelties Inc.*...............       230,000
     12,700  Programmer's Paradise Inc.*.......................       168,275
        600  Rag Shops Inc.*...................................         1,875
      5,874  Reeds Jewelers Inc.*..............................        39,650
      4,300  Republic Automotive Parts Inc.*...................        73,100
     12,900  Rexel Inc.*.......................................       277,350
     37,300  Ross Stores Inc...................................     1,272,863
     15,600  Ruddick Corp......................................       251,550
      5,850  Schultz Sav-o Stores Inc..........................        92,138
      9,400  Seaway Food Town Inc..............................       166,850
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             RETAIL\WHOLESALE (CONTINUED)
      2,000  Security Capital Corp.............................  $    221,250
      5,700  Shoe Carnival Inc.*...............................        51,300
     12,300  Software Spectrum Inc.*...........................       219,863
      7,300  Sound Advice Inc.*................................        16,425
      8,700  Speizman Industries Inc.*.........................        76,125
     14,600  Sport Chalet Inc.*................................        48,819
     52,500  Stanhome Inc......................................     1,552,031
     28,400  Syms Corp.*.......................................       418,900
     20,300  Syncor International Corp.*.......................       295,619
     35,900  The Dress Barn Inc.*..............................       861,600
     20,600  Trans World Entertainment Corp.*..................       561,350
      6,700  Ultimate Electronics Inc.*........................        32,663
      1,294  United Stationers Inc.............................        48,849
      6,400  Village Supermarket Inc., Class A*................        56,000
      6,000  Western Beef Inc.*................................        57,750
      2,100  Wolohan Lumber Co.................................        27,825
                                                                 ------------
                                                                   25,599,292
                                                                 ------------
             SERVICES--2.1%
     24,300  ADVO Inc.*........................................       443,475
      1,000  ATC Group Services Inc.*..........................        10,563
     40,400  Automobile Protection Corp.*......................       204,525
     17,200  Chemed Corp.......................................       662,200
     13,000  Children's Discovery*.............................       100,750
     13,400  CPI Corp..........................................       341,700
     27,100  Datastream Systems Inc.*..........................     1,013,709
     17,000  Emcon Inc.*.......................................        89,250
      1,300  Intelligent Systems Corp.*........................         7,638
    124,200  Intergraph Corp.*.................................     1,350,675
     11,500  Liberty Technologies Inc.*........................        44,563
      8,610  Monro Muffler Brake Inc.*.........................       131,303
     49,800  Regis Corp........................................     1,257,450
     17,600  Sotheby's Holdings Inc............................       357,500
      6,700  Spire Corp.*......................................       105,525
     18,100  URS Corp.*........................................       309,963
                                                                 ------------
                                                                    6,430,789
                                                                 ------------
             SOAP--0.3%
     19,100  Block Drug Company Inc., Class A..................       912,025
                                                                 ------------
             TELECOMMUNICATIONS--0.4%
     39,300  Atlantic Tele-Network Inc.*.......................       510,900
     15,300  CMC Industries Inc.*..............................       167,344
      4,400  Davel Communication Group*........................       101,200
      1,700  Hector Communications Corp.*......................        16,150
      1,100  Total-Tel USA Communications Inc.*................        22,413

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
     25,400  USLD Communications Corp.*........................  $    509,588
                                                                 ------------
                                                                    1,327,595
                                                                 ------------
             TEXTILES--1.8%
      6,500  Decorator Industries Inc..........................        63,375
     19,300  Dixie Group Inc.*.................................       260,550
      7,800  Dyersburg Corp....................................        93,600
     34,300  Fieldcrest Cannon Inc.*...........................     1,183,350
      1,900  G-III Apparel Group, Ltd.*........................        11,400
      1,500  Hallwood Group Inc.*..............................        43,125
      8,300  Hampton Industries*...............................        78,850
      3,000  Jaclyn Inc.*......................................        14,438
     11,000  Kellwood Co.......................................       389,813
     16,800  Maxwell Shoe Company Inc., Class A*...............       252,000
      2,500  McRae Industries, Class A.........................        24,063
      8,100  Mohawk Industries Inc.*...........................       221,738
     14,800  Norton McNaughton Inc.*...........................        80,475
     10,800  Oshkosh B'Gosh....................................       282,150
     12,800  Oxford Industries Inc.............................       433,600
     10,800  Quaker Fabric Corp.*..............................       244,350
      9,800  Samsonite Corp.*..................................       429,975
     12,700  Springs Industries, Class A.......................       666,750
     31,100  U.S. Home & Garden Inc.*..........................       153,556
     24,100  Vans Inc.*........................................       385,600
        600  Weyco Group Inc...................................        50,400
                                                                 ------------
                                                                    5,363,158
                                                                 ------------
             TRANSPORTATION--1.9%
      8,500  B & H Ocean Carriers Ltd*.........................        32,938
      7,600  Boyd Brothers Transportation*.....................        77,900
     65,000  Consolidated Freightways*.........................     1,145,625
        900  Florida East Coast Industries Inc.................       100,350
     10,700  Intrav Inc........................................       125,725
      5,400  Mark VII Inc.*....................................       157,950
      5,400  MTL Inc.*.........................................       148,500
      2,900  Oglebay Norton Co.................................       172,913
      5,400  Old Dominion Freight Line*........................       103,950
     37,000  Roadway Express Inc...............................     1,012,875
     77,800  Yellow Corp.*.....................................     2,533,363
                                                                 ------------
                                                                    5,612,089
                                                                 ------------
             TRAVEL/ENTERTAINMENT--4.4%
      2,100  Ark Restaurants Corp.*............................        23,100
      1,300  Back Bay Restaurant Group*........................         8,450
      3,000  Benihana Inc.*....................................        39,750
  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             TRAVEL/ENTERTAINMENT (CONTINUED)
     18,100  Bertucci's Inc.*..................................  $    114,256
     15,200  BFX Hospitality Group Inc.*.......................        59,850
     34,200  Bob Evans Farms Inc...............................       649,800
     84,700  Brinker International Inc.*.......................     1,508,719
     23,300  Budget Group Inc.*................................       768,900
    131,000  Buffets Inc.*.....................................     1,416,438
     21,100  Carmike Cinemas Inc., Class A*....................       633,000
     10,700  Chart House Enterprises Inc.*.....................        85,600
      8,200  CKE Restaurants Inc...............................       344,400
     13,400  Cruise America Inc.*..............................       107,200
     14,200  Davco Restaurants*................................       253,825
     19,700  Doubletree Corp.*.................................       950,525
      4,600  El Chico Restaurants*.............................        51,175
      3,900  Elxsi Corp.*......................................        39,975
        294  Frischs Restaurants Inc...........................         4,006
     12,500  Garden Fresh Restaurant Corp.*....................       184,375
      7,900  Inland Casino Corp.*..............................        47,400
     41,700  Lone Star Steakhouse & Saloon*....................       870,488
     24,600  Luby's Cafeteria Inc..............................       511,988
      1,300  Max & Erma's Restaurant Inc.*.....................         9,181
     27,000  Movie Gallery*....................................       108,000
     10,000  Nathan's Famous Inc.*.............................        40,625
     27,700  NPC International Inc.*...........................       349,713
     18,300  O'Charleys Inc.*..................................       315,675
     21,500  Piccadilly Cafeterias Inc.........................       299,656
      4,600  Quality Dining Inc.*..............................        25,300
      9,700  Quintel Entertainment Inc.*.......................       111,550
      7,900  Rare Hospitality International Inc.*..............        76,038
      4,500  Reading Entertainment Inc.*.......................        56,250
        900  Riviera Holdings Corp.*...........................        12,938
     17,100  Ruby Tuesday Inc.*................................       436,050
    142,400  Ryan's Family Steak Houses Inc.*..................     1,308,300
     12,200  Sbarro Inc........................................       341,600
     44,400  Showbiz Pizza*....................................     1,021,200
        700  Skyline Chili Inc.................................         4,681
      2,200  Sonesta International Hotels Corp.................        21,450
     16,700  Spaghetti Warehouse Inc.*.........................       115,856
     35,900  Taco Cabana Inc.*.................................       197,450
     39,300  Video Update Inc., Class A*.......................       144,919
                                                                 ------------
                                                                   13,669,652
                                                                 ------------
             UTILITIES--1.1%
        900  California Water Service Co.......................        44,494
      3,400  Central Hudson Gas................................       121,763
      1,000  Connecticut Services Inc..........................        28,375

              See accompanying notes to the financial statements.

BARR ROSENBURG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                         Market Value
-----------                                                      ------------
             COMMON STOCKS (CONTINUED)
             UTILITIES (CONTINUED)
      1,800  Dominguez Services Corp...........................  $     46,350
     15,700  Eastern Enterprises...............................       585,806
      1,000  Essex County Gas Co...............................        28,750
        500  Fluor Daniel/GTI Inc.*............................         4,313
     14,200  Harding Lawson Associates Group*..................       138,450
     17,400  NSC Corp..........................................        36,975
      6,600  Providence Energy Corp............................       129,525
     73,000  Public Service Company of New Mexico..............     1,409,813
        800  Roanoke Gas Co....................................        14,400
      3,700  SJW Corp..........................................       207,663
      8,600  Southern California Water Co......................       192,425
      3,300  Southwest Water Co................................        44,550
      8,100  Washington Gas Light Co...........................       207,563
                                                                 ------------
                                                                    3,241,215
                                                                 ------------
             TOTAL COMMON STOCKS (COST $243,532,520)--97.1%....   294,259,404
                                                                 ------------
  Shares                                                         Market Value
-----------                                                      ------------
             RIGHTS--0.0%
      1,900  Alpharma Inc. Rights (cost $0)....................  $     10,688
                                                                 ------------

    Par
-----------
             SHORT TERM OBLIGATIONS--3.8%
$11,435,000  Repurchase Agreements with State Street Bank dated
               9/30/97, due 10/1/97 at 5.00%, collateralized by
               U.S. Treasury Bond due 5/15/17, market value
               $11,664,750 (repurchase proceeds: $11,436,588)
               (cost $11,435,000)..............................    11,435,000
                                                                 ------------
             TOTAL INVESTMENTS (COST-- $254,967,520)--100.9%...   305,705,092
             OTHER ASSETS LESS LIABILITIES--.9%................    (2,740,779)
                                                                 ------------
             NET ASSETS--100.0%................................  $302,964,313
                                                                 ------------
                                                                 ------------

--------------------
* Non-income producing security

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

    In local currency, the TOPIX(1) returned 1.45% during the period April 1997 to September 1997. The market return was a favorable 13.18% during the first three months of the period and an unfavorable -10.36% during the last three months.

    The Japanese equity market over the past 12 months has taken a dramatic shift toward quality stocks. This "flight-to-quality" is a consequence of investors' losing confidence in the equity market. We can see the trend most clearly in the liquid large cap stocks with above average change in earnings over the trailing 12 months. These stocks have higher price and earnings momentum. This recent trend is interesting because historical evidence suggests that quality stocks typically experience below average performance relative to the TOPIX, as the fundamentals cannot support the high valuations. Being a value-oriented manager, we cannot justify holding such stocks.

    The key issue, at this point, is whether the price momentum trend will continue into the future. We don't think so. We believe that investors will lose patience with these stocks because their earnings growth will be unable to meet the high expectations, which are reflected in the stock prices of such companies.

--------------

(1)The Tokyo Stock Price Index (TOPIX) is an unmanaged index of approximately 1,300 Japanese companies.

   International investing involves increased risk and volatility.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                      Market Value
-------                                                      ------------
         COMMON STOCK--99.9%
         AEROSPACE/DEFENSE--3.6%
 7,000   Mitsubishi Heavy Industries, Ltd..................  $    38,325
                                                             ------------
         AUTOMOTIVE--1.8%
 2,000   Daihatsu Motor Co., Ltd...........................        8,846
 3,000   Mazda Motor Corp.*................................       10,635
                                                             ------------
                                                                  19,481
                                                             ------------
         AUTO PARTS--2.2%
 2,000   Izumi Industries, Ltd.............................        5,964
 2,000   NGK Spark Plug Co., Ltd...........................       17,891
                                                             ------------
                                                                  23,855
                                                             ------------
         BANKING--16.8%
 3,000   The Bank of Tokyo--Mitsubishi, Ltd................       57,152
 1,000   The Industrial Bank of Japan, Ltd.................       12,424
 2,000   Mitsui Trust & Banking Co., Ltd...................        9,956
 2,000   The Miyazaki Bank, Ltd............................        7,968
 3,000   The Sakura Bank, Ltd..............................       14,338
 5,000   The Sanwa Bank, Ltd...............................       61,294
 2,000   The Toyo Trust & Banking Co., Ltd.................       15,555
                                                             ------------
                                                                 178,687
                                                             ------------
         BUILDING MATERIALS--1.5%
 2,000   Ishikawajima Construction Materials Co., Ltd......        6,080
 2,000   Shin Nikkei Co., Ltd..............................        3,562
 2,000   Tokuyama Corp.....................................        6,709
                                                             ------------
                                                                  16,351
                                                             ------------
         CHEMICALS--1.5%
 2,000   Asahi Chemical Industries Co., Ltd................       10,089
 2,000   Mitsui Petrochemical Industries, Ltd..............        5,864
                                                             ------------
                                                                  15,953
                                                             ------------
         CONSTRUCTION--1.2%
 2,000   Azel Corp.........................................        6,013
 2,000   Maeda Corp........................................        7,173
                                                             ------------
                                                                  13,186
                                                             ------------
         ELECTRICAL EQUIPMENT--10.3%
 3,000   Fuji Electric Co., Ltd............................        9,095
 1,000   Furukawa Electric Co., Ltd........................        5,011
 6,000   Hitachi, Ltd......................................       52,183
 4,000   Mitsubishi Electric Corp..........................       15,738
 2,000   Nippon Chemi-Con Corp.............................        7,587
 4,000   Toshiba Corp......................................       20,277
                                                             ------------
                                                                 109,891
                                                             ------------
 Shares                                                      Market Value
-------                                                      ------------
         COMMON STOCK (CONTINUED)
         ELECTRONICS--22.0%
 2,000   Alpine Electronics, Inc...........................  $    21,536
 3,000   Alps Electric Co., Ltd............................       33,794
 4,000   Clarion Co., Ltd.*................................       13,915
 3,000   Hokuriku Electric Power Co........................        6,709
 5,000   Matsushita Electric Industrial Co., Ltd...........       90,284
 1,000   NEC Corp..........................................       12,176
 1,000   Nippon Mic Co., Ltd...............................        8,035
 2,000   New Japan Radio Co., Ltd..........................       12,424
 1,000   Oki Electric Industry Co., Ltd....................        3,073
 2,000   Tamura Corp.......................................        9,691
 2,000   Victor Co. of Japan, Ltd..........................       23,027
                                                             ------------
                                                                 234,664
                                                             ------------
         ENTERTAINMENT--0.4%
   200   Daiichi Kosho Co., Ltd............................        3,893
                                                             ------------
         FINANCIAL SERVICES--1.5%
 1,000   First Credit Corp.................................        3,230
 1,000   The Nomura Securities Co., Ltd....................       13,004
                                                             ------------
                                                                  16,234
                                                             ------------
         HOLDING COMPANY--5.4%
 3,000   Itochu Corp.......................................       10,387
 4,000   Marubeni Corp.....................................       13,253
 3,000   Mitsui & Co., Ltd.................................       23,582
 3,000   Nissho Iwai Corp..................................       10,337
                                                             ------------
                                                                  57,559
                                                             ------------
         INSURANCE--1.6%
 3,000   Mitsui Marine & Fire Insurance Co., Ltd...........       17,394
                                                             ------------
         MACHINERY & EQUIPMENT--2.5%
 2,000   Amada Sonoike Co., Ltd............................        6,295
 2,000   Furukawa Co., Ltd.................................        4,324
 1,000   Yamaha Corp.......................................       15,572
                                                             ------------
                                                                  26,191
                                                             ------------
         METALS--0.8%
 3,000   Mitsubishi Materials Corp.........................        8,995
                                                             ------------
         MINING--0.6%
 2,000   Dowa Mining Co., Ltd..............................        6,212
                                                             ------------
         MISCELLANEOUS MATERIALS & COMMODITIES--2.8%
 3,000   Asahi Glass Co., Ltd..............................       23,308
 3,000   Nippon Sheet Glass Co., Ltd.......................        6,312
                                                             ------------
                                                                  29,620
                                                             ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                      Market Value
-------                                                      ------------
         COMMON STOCK (CONTINUED)
         OIL--0.6%
 4,000   Japan Energy Corp.................................  $     6,527
                                                             ------------
         PHARMACEUTICALS--2.9%
 1,000   Chugai Pharmaceutical Co., Ltd....................        8,614
 1,000   Dai-Ichi Pharmaceutical Co., Ltd..................       14,744
 1,000   Hisamitsu Pharmaceutical Co., Inc.................        7,455
                                                             ------------
                                                                  30,813
                                                             ------------
         PHOTOGRAPHY SUPPLIES--4.9%
 1,000   Fuji Photo Film Co., Ltd..........................       41,249
 2,000   Konica Corp.......................................       10,668
                                                             ------------
                                                                  51,917
                                                             ------------
         REAL ESTATE ASSETS--1.9%
 2,000   Chisan-Tokan Co., Ltd.............................        1,988
 1,000   Recruit Cosmos Co., Ltd...........................        2,319
 2,000   Sumitomo Realty & Development Co., Ltd............       15,820
                                                             ------------
                                                                  20,127
                                                             ------------
         RETAIL/DEPARTMENT STORE--1.0%
 2,000   Matsuzakaya Co., Ltd..............................       10,437
                                                             ------------
         STEEL--0.9%
 2,000   Chubu Steel Plate Co., Ltd........................        5,467
 3,000   NKK Corp..........................................        4,026
                                                             ------------
                                                                   9,493
                                                             ------------
         TELECOMMUNICATIONS--2.6%
     3   Nippon Telegraph and Telephone Corp...............       27,582
                                                             ------------
 Shares                                                      Market Value
-------                                                      ------------
         COMMON STOCK (CONTINUED)
         TELECOMMUNICATION EQUIPMENT--3.0%
 1,000   Matsushita Communication Industrial Co., Ltd......  $    31,889
                                                             ------------
         TEXTILES--2.5%
 3,000   Kanebo, Ltd.*.....................................        3,404
 2,000   Nisshinbo Industries, Inc.........................       13,236
 3,000   Teijin Ltd........................................        9,443
                                                             ------------
                                                                  26,083
                                                             ------------
         TIRE & RUBBER--0.5%
 1,000   Sumitomo Rubber Industries, Ltd...................        5,674
                                                             ------------
         TRANSPORTATION--0.9%
 1,000   Seino Transportation Co., Ltd.....................        9,028
                                                             ------------
         UTILITIES--1.5%
 1,000   Kyushu Electric Power Co., Ltd....................       16,483
                                                             ------------
         WHOLESALE/DISTRIBUTION--0.2%
 2,000   Toshoku, Ltd......................................        1,806
                                                             ------------
         TOTAL INVESTMENTS (COST $1,289,102)
           --99.9%.........................................    1,064,350
         OTHER ASSETS LESS LIABILITIES--0.1%...............        1,217
                                                             ------------
         NET ASSETS--100.0%................................  $ 1,065,567
                                                             ------------
                                                             ------------

------------------

* Non-income producing security

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

    During the volatile climate of April 1997 through September 1997, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), the benchmark for the Fund, lost 2.38%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE), gained 12.32%.

MARKET COMMENTARY

    The currency crisis in Southeast Asia, the continued strength of the U.S. dollar and the unusually wide performance spread between large and small stocks have been the predominant themes in international markets lately.

    The devaluation of the Thai Baht triggered a loss of confidence in the Asian markets, resulting in an exodus in both domestic and foreign capital. The lack of proper supervision and regulation in the banking system was blamed for causing this debacle. From April 1997 though September 1997, the Pacific ex Japan region suffered an 18% drop in value. Malaysia experienced the sharpest decline of 51%. Singapore had a loss of 11%. The weakness in world commodity prices and the fear that the Asian currency crisis might spread south caused the Australian small stock market to lose 24% over the same period. Hong Kong was the only developed Asian market that posted positive gains for the last six months. On July 1, 1997, Hong Kong officially ceased to be a British colony and is now part of China. The transition was smooth. Despite the political risk and the neighboring currency and market crises, the peg of the Hong Kong dollar to the U.S. dollar remained intact, and the market went up by 26% over this period.

    Japan was plagued by the continuous weakness in its domestic economy, and investors' confidence remained low. This resulted in a strong "flight to quality" sentiment during the past six months as investors reallocated their investments from smaller issues to larger stocks. From April 1997 to September 1997, small stocks in Japan had a return of -18%(2) while large Japanese stocks, as measured by the Morgan Stanley Capital International Index, returned a gain of 8%. This unusually wide performance spread between small and large stocks will likely narrow when investors start to regain confidence in the overall Japanese market.

    In Europe, the region as a whole reaped a 5.2% gain from April 1997 to September 1997. Corporations continued to benefit from the low interest rates and the strong U.S. dollar. European nations were striving to meet the EMU criteria. Spain and Italy have made substantial progress in controlling their domestic deficits. This helped small stocks in both markets to gain a 22%(2) return over the past six months. In France, small stocks were penalized and lost 8%(2), as investors became cautious following the results of the French election in May. Throughout Europe, small stocks have been underperforming large stocks. The strong U.S. dollar helped non-U.S. products to become relatively cheaper and more attractive. This improved the sales of the export-oriented companies, which translated into good stock performance. Since export-oriented companies usually tend to be large capitalization firms, large stocks received a more immediate benefit from the strong U.S. dollar than small stocks. As domestic sentiment continues to improve across Europe, domestic consumption should pick up, and small stocks may reap the benefit.

--------------
(1)The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $2 billion. The index includes 21 developed countries:
   Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and U.K.

   (2)Based on the individual country indices of the CRIexUS.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES (CONTINUED)
--------------------------------------------------------------------------------

    Canada has been enjoying a healthy and growing economy. The government has been very successful in controlling inflation. The investment climate has been one of the best in years. Value stocks, in particular, have been rewarded. The small stocks market continued its rally, delivering a 24%(2) return over the past six months.

    The U.S. dollar strengthened against most other currencies from April 1997 through September 1997. The Japanese Yen was an exception; it appreciated 3% against the U.S. dollar. Among the 21 developed markets, the Malaysian Ringgit suffered the largest depreciation against the U.S. dollar by losing 24% over the period.

PORTFOLIO REPORT

    Our portfolio closely tracked the country and industry sector exposures of the benchmark with diversification across 21 markets and over 500 holdings. As of September 30, 1997, the top 10 holdings accounted for about 10% of the total portfolio. Approximately 64% of the holdings were invested in Europe. Retail/Wholesale, Metals and Machinery Products together represented 20% of the portfolio. The price-to-earnings ratio of the portfolio was 21, and the median market capitalization of the holdings was approximately $320 million.

    One of our largest holdings, OCP Construcciones, a Spanish building and construction company, had a 200% return during the period. Another one of our best performing holdings, Elec & Eltec International of Singapore, which is engaged primarily in the design, development and manufacturing of printed circuit boards, had close to an 88% return. One of our life insurance holdings, the London Insurance Group in Canada, went up almost 80%.

OUTLOOK

    We remain optimistic about the long-term prospects of international small stock investing. Globally, performance of small stocks has been lagging that of large stocks lately, but we believe such a large performance differential is not sustainable. We at Rosenberg strive to provide investors with added reward and diversification to their portfolios through our disciplined and systematic approach to investing. The International Small Capitalization Fund offers investors the opportunity to take advantage of the potential growth and added diversification presented by the international small stock market.

--------------
International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS--96.3%
         AUSTRALIA--2.6%
 26,701  Aberfoyle Ltd. (Metals)...........................  $    73,474
  8,000  Adelaide Brighton Ltd. (Construction Materials)...       10,978
  1,000  Atkins Carlyle Ltd. (Retail / Wholesale)..........        3,512
 13,500  Australia Oil and Gas Corp. Ltd. (Oil / Gas
           Exploration)....................................       22,680
  1,100  AWA Ltd.* (Electronics)...........................          629
  8,200  Bougainville Copper Ltd.* (Metals)................        2,613
 14,600  Bridgestone Australia Ltd. (Chemicals)............       33,832
  3,400  Country Road Ltd. (Textiles)......................        3,816
  4,000  Faulding (F.H.) & Co. (Pharmaceutical)............       23,896
  1,300  Finemore Holdings Ltd. (Transportation)...........        2,902
 13,623  George Weston Foods Ltd. (Food)...................       95,689
 18,900  GWA International Ltd. (Manufacturing)............       41,743
 36,640  Hardie (James) Industries Ltd. (Homebuilders).....      135,395
    600  Leighton Holdings Ltd. (Homebuilders).............        3,172
 15,400  Metal Manufactures Ltd. (Electronics).............       30,076
  5,800  Mount Leyshon Gold Mines Ltd. (Real Estate
           Assets).........................................        6,510
 11,400  Normandy Mining Ltd. (Real Estate Assets).........       14,446
  4,100  OPSM Protector Ltd. (Electronics).................       12,084
 51,600  Orbital Engine Corp. Ltd.* (Financial Services)...       31,013
  3,900  Pacific Magazines and Printing Ltd. (Printing /
           Publishing).....................................        9,461
  6,900  Permanent Trustee Co. Ltd. (Financial Services)...       26,731
  1,200  Reece Australia Ltd. (Retail / Wholesale).........        8,385
  1,400  RGC Ltd. (Minerals)...............................        3,889
  7,850  Rothmans Holdings Ltd. (Tobacco)..................       44,282
  8,900  Rural Press Ltd. (Publishing).....................       29,131
 26,000  Spicers Paper Ltd. (Forest Products & Paper)......       43,115
  1,000  Sunraysia Television Ltd. (Multimedia)............        6,517
    105  Telecasters North Queensland Ltd. (Multimedia)....          559
    700  Villa World Ltd. (Real Estate Assets).............          694
                                                             -----------
         Total Australia...................................      721,224
                                                             -----------
         BELGIUM--0.3%
     40  BQE National Belgique (Banking)...................       58,171
    350  Cobepa, Cie Benelux Paribas SA (Financial
           Services).......................................       15,174
                                                             -----------
         Total Belgium.....................................       73,345
                                                             -----------
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         CANADA--6.6%
  2,600  Acklands Ltd.* (Retail / Wholesale)...............  $    33,375
    400  Agra Industries Ltd. (Information Services).......        3,327
    900  Agrium Inc. (Retail / Wholesale)..................       10,805
  2,200  Alliance Forest Products Inc.* (Forest Products &
           Paper)..........................................       52,265
  2,400  Anderson Exploration Ltd.* (Oil / Gas
           Exploration)....................................       29,853
  2,300  Atco Ltd.--Class I (Utilities)....................       52,146
    600  BC Gas Inc. (Utilities)...........................       10,870
    500  Bruncor Inc. (Communications).....................       13,018
    300  Cabre Exploration Ltd.* (Oil / Gas Exploration)...        5,804
  6,000  Cambior Inc. (Real Estate Assets).................       67,474
  2,800  Campbell Resources Inc.* (Real Estate Assets).....        1,984
  4,600  Canadian Tire Corp.--Class A (Rubber / Tires).....      100,302
  1,000  Canfor Corp. (Forest Products & Paper)............        9,655
  5,900  Cascades Inc. (Forest Products & Paper)...........       43,522
  1,700  CCL Industries Inc.--Class B (Soap)...............       20,470
  1,100  Chieftain International Inc.* (Oil / Gas
           Exploration)....................................       29,434
  2,000  C-MAC Industries Inc.* (Electronics)..............       30,157
    800  Cognos Inc.* (Information Services)...............       18,919
  2,900  Cott Corp. (Beverages)............................       29,467
  6,600  Dominion Textile Inc. (Textiles)..................       58,470
  1,700  Domtar Inc. (Forest Products & Paper).............       14,200
  1,300  Dundee BanCorp. Inc.* (Financial Services)........       38,217
  2,000  Emco Ltd.* (Construction Materials)...............       22,202
  8,200  Encal Energy Ltd.* (Oil / Gas Exploration)........       31,726
    400  Ensign Resource Service Group Inc. (Oil / Gas
           Exploration)....................................       13,596
  1,400  Euro-Nevada Mining Corp. (Real Estate Assets).....       24,552
  1,300  Fahnestock Viner Holdings Inc.--Class A (Financial
           Services).......................................       24,444
    500  Fortis Inc. (Utilities)...........................       13,343
  1,300  Franco Nevada Mining Corp. (Real Estate Assets)...       30,602
  2,050  Gulf Canada Resources Ltd.* (Oil / Gas
           Exploration)....................................       18,606
  1,800  Inmet Mining Corp.* (Real Estate Assets)..........        9,047
  4,100  Intrawest Corp. (Real Estate Assets)..............       75,165
    500  Jannock Ltd. (Metals).............................        7,467
    900  Kinross Gold Corp.* (Real Estate Assets)..........        4,979

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         CANADA (CONTINUED)
  2,400  Laurentian Bank Of Canada (Banking)...............  $    51,376
  1,100  Le Groupe Videotron ltee (Communications).........        7,955
    600  London Insurance Group Inc. (Insurance)...........       14,710
  1,600  Maritime Telegraph & Telephone Co. Inc.
           (Communications)................................       34,251
  3,600  Midland Walwyn Inc. (Financial Services)..........       56,236
  4,700  Miramar Mining Corp.* (Real Estate Assets)........       18,525
  1,700  Molson Co. Ltd. (Brewery).........................       31,043
    700  Newtel Enterprises Ltd. (Communications)..........       13,947
  3,700  Noranda Forest Inc. (Construction Materials)......       25,153
  1,000  Northstar Energy Corp.* (Oil Exploration &
           Production).....................................        8,497
    300  Pacific Forest Products Ltd.* (Forest Products &
           Paper)..........................................        6,238
    900  Penn West Petroleum Ltd.* (Oil / Gas
           Exploration)....................................       12,692
  7,200  Poco Petroleum Ltd.* (Oil / Gas Exploration)......       70,815
  1,000  Precision Drilling Corp.* (Oil / Gas
           Exploration)....................................       31,170
    700  Quebec-Telephone (Communications).................       13,238
  2,800  Sears Canada Inc. (Retail / Wholesale)............       49,206
  3,200  Shaw Communications Inc.--Class B
           (Communications)................................       29,622
  1,000  SNC Group Inc. (Aerospace / Defense)..............       10,812
  1,000  Southam Inc. (Multimedia).........................       19,526
  2,400  St. Laurent Paper Board Inc.* (Forest Products &
           Paper)..........................................       39,920
  9,000  Stelco Inc. (Metals)..............................       70,945
  1,700  Teleglobe Inc. (Information Services).............       60,734
  1,800  Toromont Industries Ltd. (Machinery &
           Equipment)......................................       44,259
    400  Torstar Corp.--Class B (Multimedia)...............       13,871
    500  Ulster Petroleums Ltd.* (Oil / Gas Exploration)...        5,333
  2,000  United Dominion Industries Ltd. (Metals)..........       56,409
    200  West Fraser Timber Co. Ltd. (Forest Products &
           Paper)..........................................        6,653
  4,800  Westburne Inc.* (Wholesale / Distribution)........       58,145
                                                             -----------
         Total Canada......................................    1,810,744
                                                             -----------
         DENMARK--2.3%
    500  Aalborg Portland Holding A/S (Construction
           Materials)......................................       61,712
  1,000  Foriskringsselskabet Codan A/S (Insurance)........      137,551
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         DENMARK (CONTINUED)
  2,600  Jyske Bank-Reg A/S (Banking)......................  $   243,964
    400  Lauritzen (J.) Holding A/S* (Transportation)......       41,042
  3,000  Monberg & Thorsen A/S (Retail / Wholesale)........      140,525
                                                             -----------
         Total Denmark.....................................      624,794
                                                             -----------
         FINLAND--2.7%
  5,400  Huhtamaki (Food)..................................      212,468
  3,900  Instrumentarium Group (Medical Products)..........      132,793
 11,400  Kesko OY (Retail / Wholesale).....................      160,657
 18,400  Mesta Serla--B Shares (Forest Products & Paper)...      169,506
  5,800  Rautaruukki OY (Metals)...........................       62,537
                                                             -----------
         Total Finland.....................................      737,961
                                                             -----------
         FRANCE--7.9%
  2,000  Bertrand Faure SA (Household Products)............      130,777
    380  Bongrain SA (Food)................................      142,207
  2,975  Cie des Signaux SA (Information Services).........      112,587
  1,150  Cie Generale de Geophysique* (Oil / Gas
           Exploration)....................................      157,024
    480  Cie Plastic-Omnium SA (Plastics)..................       46,930
  2,000  Club Mediterranee SA* (Hotels / Motels)...........      165,874
  1,433  Compagnie Fives-Lillie* (Metals)..................      100,973
  4,350  De Dietrich et Compagnie SA (Transportation)......      191,387
  2,000  Dollfus-Mieg & Cie SA* (Textiles).................       31,927
    484  Elf Gabon (Oil / Gas Exploration).................      112,510
     10  Europe 1 Communication (Information Services).....        2,200
    550  Gascogne SA (Forest Products & Paper).............       52,476
    708  Generali France Assurances* (Insurance)...........      147,515
  3,600  Groupe GTM (Engineering)..........................      239,710
     90  Immobanque (Real Estate Management)...............        9,558
    155  Manitou (Metals)..................................       19,988
  2,397  Publicis (Multimedia).............................      226,276
  2,675  Societe Financiere Interbail SA (Real Estate
           Assets).........................................       81,167
    196  Sogeparc SA* (Real Estate Management).............       12,175
  2,190  Sommer-Allibert (Plastics)........................       83,063
    200  Taittinger (Hotels / Motels)......................      106,200
                                                             -----------
         Total France......................................    2,172,524
                                                             -----------
         GERMANY--8.9%
     40  Aachener & Meunch Lebensvers (Insurance)..........       17,099

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         GERMANY (CONTINUED)
  5,000  AGIV AG* (Machinery & Equipment)..................  $   121,448
  5,560  Andreae-Noris Zahn AG (Pharmaceutical)............      203,048
    270  Baywa AG (Retail / Wholesale).....................       53,505
    660  Binding Brauerei AG (Brewery).....................      177,501
    480  DBV Holding AG (Insurance)........................      176,108
    330  Dyckerhoff AG (Construction Materials)............      117,711
  4,000  Fag Kugelfischer (Metals).........................       73,831
    890  Fresenius AG (Medical Products)...................      150,921
    670  Holsten-Brauerei AG (Brewery).....................      144,532
  3,930  Kloeckner-Werke AG* (Metal Fabrication)...........      257,670
     38  Koelnisch Rueckversicherungs (Insurance)..........       36,576
    560  KSB AG* (Machinery & Equipment)...................      163,924
    690  Oberland Glas AG (Construction Materials).........      111,342
  4,000  Rheinmetall Berlin (Metals).......................       86,514
  2,040  Sixt AG (Auto Rental).............................      195,200
    190  Strabag AG* (Homebuilders)........................       15,061
    330  Ueberlandwerke Unterfranken AG (Utilities)........       56,053
    920  Villeroy & Boch AG* (Appliances)..................      156,269
    800  Walter Bau AG (WTB) (Homebuilders)................      115,503
                                                             -----------
         Total Germany.....................................    2,429,816
                                                             -----------
         HONG KONG--3.5%
 94,000  Associated International Hotels (Hotels /
           Motels).........................................       63,165
 89,257  CDL Hotels International (Hotels / Motels)........       32,296
 36,000  Chinney Investment (Homebuilders).................       11,630
224,000  Chuang's Consortium International Ltd. (Real
           Estate Assets)..................................       52,392
    720  Concord Land Development Co. Ltd. (Real Estate
           Assets).........................................          949
  2,000  Harbour Center Development (Hotels / Motels)......        3,127
140,160  HKR International Ltd. (Real Estate Assets).......      165,725
  8,000  Jardine International Motor (Retail /
           Wholesale)......................................        8,632
 70,000  Lai Sun Garmet International (Real Estate
           Assets).........................................       85,481
 66,000  Lam Soon Hong Kong* (Metals)......................       34,115
  6,000  Lane Crawford International (Real Estate
           Assets).........................................        8,141
170,000  Laws International Holdings Ltd. (Textiles).......       34,710
 10,000  Lee Hing Development (Financial Services).........        4,103
 55,000  Mingly Corp. (Real Estate Assets).................       17,058
  6,000  New Asia Realty & Trust Co. (Real Estate
           Assets).........................................       21,399
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         HONG KONG (CONTINUED)
 36,000  Pacific Concord Holdings (Retail / Wholesale).....  $    20,585
 16,000  Peregrine Investment Holdings Ltd. (Financial
           Services).......................................       27,189
 20,000  Playmates Toy Holdings (Household Products).......        3,205
  4,000  Pokfulam Development Co. (Real Estate Assets).....        2,636
 22,000  Prestige Property Holdings (Real Estate Assets)...        4,122
 24,000  Realty Development Corp. (Real Estate Assets).....       89,009
 94,000  Tai Cheung Holdings Ltd. (Real Estate Assets).....       66,201
 16,000  Wing Lung Bank Ltd. (Banking).....................       94,902
 52,000  Wing On Co. International Ltd. (Real Estate
           Assets).........................................       56,445
 23,600  Yue Yuen Industrial Holdings (Shoes / Leather)....       60,689
                                                             -----------
         Total Hong Kong...................................      967,906
                                                             -----------
         ITALY--4.1%
  3,730  Avir Finanziaria SpA* (Household Products)........       43,230
 32,000  BCA di Legnano (Banking)..........................      131,661
 15,000  Banca Popolare di Milano (Banking)................       87,793
127,000  Banca Toscana (Banking)...........................      273,775
 44,860  Comau Finanziaria SpA (Metals)....................      132,450
304,000  Finmeccanica SpA* (Aerospace / Defense)...........      202,414
  5,000  Italmobiliare SpA (Holding Companies).............       88,807
348,100  SMI SpA* (Financial Services).....................      148,265
                                                             -----------
         Total Italy.......................................    1,108,395
                                                             -----------
         JAPAN--16.2%
  9,000  Aichi Machine Industry Co. Ltd. (Automobiles).....       34,888
  7,000  Aida Engineering Ltd. (Metals)....................       34,730
  4,000  Amada Metrecs Co. Ltd. (Machinery & Equipment)....       30,150
 10,000  Amada Sonoike Co. Ltd. (Metals)...................       31,475
  1,000  Aseed Co. Ltd. (Retail / Wholesale)...............        6,370
  2,000  Asti Corp. (Electronics)..........................        9,940
 11,000  Azel Corp. (Homebuilders).........................       33,074
    600  Bank Of Iwate Ltd. (Banking)......................       34,788
  9,000  Biwako Bank Ltd. (Banking)........................       34,291
  4,000  Bunka Shutter Co. Ltd. (Construction Materials)...       14,346

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
  3,000  Canon Components Inc. (Electronics)...............  $    18,140
    900  Capcom Co. Ltd. (Software)........................       14,313
 15,000  Central Glass Co. (Construction Materials)........       31,807
  4,000  Chain Store Okuwa (Retail / Wholesale)............       37,108
 16,000  Chisan-Tokan Co. Ltd. (Real Estate Assets)........       15,903
  9,000  Chubu Steel Plate (Metals)........................       24,600
  2,000  Chukyo Coca-Cola Bottling Co. Ltd. (Beverages)....       15,738
  2,000  Chuo Bussan Corp. (Retail / Wholesale)............        8,117
 11,000  Clarion Co. Ltd.* (Retail / Wholesale)............       38,267
  4,000  CMK Corp. (Electronics)...........................       47,378
  2,000  Coco's Japan Co. Ltd. (Hotels / Motels)...........       10,685
 12,000  Daihen Corp. (Metals).............................       26,439
 22,000  Dai-Ichi Katai Denki Co. Ltd.* (Retail /
           Wholesale)......................................       20,956
  1,900  Daiichi Kosho Co. Ltd. (Hotels / Motels)..........       36,983
  3,000  Daiichi Kyoken Co. (Information Services).........       13,741
  5,000  Daishinku Corp. (Electronics).....................       29,653
  3,000  Daisyo Corp. (Hotels / Motels)....................       18,985
  2,000  Denkyosha Co. (Retail / Wholesale)................       11,845
  8,000  Dia Kensetsu Co. Ltd. (Real Estate Assets)........       33,132
  6,000  Eiden Sakakiya Co. Ltd. (Retail / Wholesale)......       36,528
  2,000  Enix Corp. (Multimedia)...........................       39,758
  4,000  Exedy Corp. (Automobiles).........................       36,114
 11,000  First Credit Corp. (Banking)......................       35,534
  9,000  France Bed Co. Ltd. (Home Furnishings)............       30,639
  7,000  Fuji Ltd. (Real Estate Assets)....................       18,322
  3,000  Fuji Denki Reiki Co. Ltd. (Retail / Wholesale)....       13,617
 12,000  Fuji Seiko Ltd.* (Machinery & Equipment)..........       38,267
  3,000  Fujicco Co. (Food)................................       27,334
  2,000  Fujitsu Kiden Ltd. (Electronics)..................       12,656
  2,000  Fukuda Denshi Co. (Electronics)...................       29,819
  2,000  Furuno Electric Co. (Electronics).................        7,620
  9,000  Godo Steel Ltd. (Metals)..........................       14,984
  5,000  Hankyu Realty (Real Estate Assets)................       31,475
  5,500  Haruyama Trading Co. (Retail / Wholesale).........       37,812
  3,000  Higashi Nihon House Co. (Construction
           Materials)......................................       21,867
  4,000  Hisamitsu Pharmaceutical (Pharmaceutical).........       29,819
  4,000  Hitachi Information Systems Ltd. (Information
           Services).......................................       43,071
  2,000  Hitachi Plant Engineering & Construction Co.
           (Homebuilders)..................................        5,848
  3,000  Hokkai Can Co. (Metals)...........................        9,815
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
 14,000  Hokuriku Electric Industry (Electronics)..........  $    31,310
  5,000  Hosoda Corp. (Real Estate Assets).................       25,677
  2,000  Hotel New Hankyu (Hotels / Motels)................        6,013
  5,000  Idec Izumi Corp. (Electronics)....................       29,984
  1,000  Inaba Denkisangyo Co. (Wire & Cable)..............       10,602
  4,000  Intec Inc. (Information Services).................       39,095
 12,000  Ishizuka Glass Co. (Construction Materials).......       21,867
  4,000  Japan Engineering Consultants (Engineering).......       10,271
  3,000  Japan Industrial Land Development Co.
           (Homebuilders)..................................       14,164
  5,000  Japan Logistic Systems Corp. (Transportation).....       16,566
  1,000  Jois Co. Ltd. (Retail / Wholesale)................        7,869
  5,000  Juel Veriteohkubo (Retail / Wholesale)............       17,601
  1,000  Kagawa Bank (Banking).............................        6,411
  8,000  Kaken Pharmaceutical (Pharmaceutical).............       27,632
  1,100  Kaneko Seeds Co. Ltd. (Food)......................        8,656
  5,000  Kansaidenpa Corp. (Retail / Wholesale)............       34,126
  4,000  Kansei Corp. (Automobiles)........................       24,683
  7,000  Kanseki Co. Ltd. (Retail / Wholesale).............       16,814
  6,000  Kasumi Co. Ltd. (Retail / Wholesale)..............       29,322
  3,000  Katakura Industries (Real Estate Assets)..........       16,177
  6,000  Kato Works Co. Ltd. (Metals)......................       13,021
  7,000  Kimmon Mfg Co. Ltd. (Electronics).................       12,930
  9,000  King Co. Ltd. (Textiles)..........................       17,593
  4,000  Kinseki (Electronics).............................       35,120
  4,000  Koken Ltd. (Construction Materials)...............       27,499
  3,000  Komatsu Forklift Co. Ltd. (Machinery &
           Equipment)......................................        8,772
  2,200  Kuramoto Seisakusho Co. Ltd. (Manufacturing)......       14,578
  5,000  Kyosei Rentemu Co. Ltd. (Equipment Leasing).......       29,570
  4,000  Laox Co. Ltd. (Retail / Wholesale)................       31,840
  5,000  Life Co. Ltd. (Financial Services)................        8,366
  4,000  Life Corp. (Retail / Wholesale)...................       20,873
  5,000  Maeda Seiskusho (Metals)..........................       28,949
 13,000  Marudai Food Co. Ltd.* (Food).....................       33,919
  6,000  Matsuyandenki Co. Ltd. (Retail / Wholesale).......       35,534
  2,000  Metalart Corp. (Metals)...........................        3,313
  8,000  Mikuni Corp. (Automobiles)........................       19,879
 10,000  Mitani Sekisan Co. (Construction Materials).......       33,960
  4,000  Mitsuba Corp. (Automobiles).......................       25,511
  4,000  Mitsui Real Estate Sales Co. (Commercial
           Services).......................................       36,445

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
  9,000  Miyazaki Bank (Banking)...........................  $    35,857
  1,000  Moriya Corp. (Homebuilders).......................        4,473
  1,000  Nagano Tokyu Department Store (Retail /
           Wholesale)......................................        6,734
  2,000  Nakamichi Leasing Co. (Banking)...................       11,430
  7,000  Nakayama Steel Works Ltd. (Metals)................       15,539
  3,000  Nanbu Plastics Co. Ltd. (Plastics)................       19,134
  5,000  Nifco Inc. (Chemicals)............................       35,161
  2,500  Nihon Dempa Kogyo Co. (Electronics)...............       27,127
  2,000  Nihon Electric Wire & Cable (Metals)..............       12,921
  6,000  Nikken Chemicals Co. Ltd. (Pharmaceutical)........       22,364
  6,000  Nippon Avionics* (Electronics)....................       20,128
  9,000  Nippon Chemi-Con Corp. (Electronics)..............       34,142
 12,000  Nippon Columbia Co. Ltd.* (Multimedia)............       25,942
 13,000  Nippon Flour Mills (Food).........................       32,411
  4,000  Nippon Konpo Unyu Soko (Transportation)...........       26,472
 13,000  Nippon Metal Industry (Metals)....................       20,567
  1,000  Nippon Mic (Software).............................        8,034
  6,000  Nippon Shinyaku Co. Ltd. (Pharmaceutical).........       36,776
  5,000  Nippon Steel Chemical Co. Ltd.* (Chemicals).......        8,159
  3,000  Nissei Plastic Industrial Co. (Metals)............       26,837
  5,000  Nissho Corporation (Electronics)..................       38,723
  7,000  Nittetsu Mining (Metals)..........................       38,847
  1,000  North Pacific Bank (Banking)......................        4,224
  2,000  Ohmoto Gumi Co. Ltd. (Homebuilders)...............       13,418
 10,000  Ohtsu Tire & Rubber Co. (Rubber / Tires)..........       19,879
  8,000  Okabe Co. (Construction Materials)................       43,071
 12,000  Okamoto Machine Tool Works Ltd. (Metals)..........       27,831
  3,000  Osaka Organic Chemical Industry Ltd.
           (Chemicals).....................................       24,849
  5,000  Parco (Retail / Wholesale)........................       26,878
  5,000  Recruit Cosmos Co. (Real Estate Assets)...........       11,596
 12,000  Renown Look Inc. (Textiles).......................       19,581
  3,000  Riken Keiki Co. Ltd. (Electronics)................       12,424
  2,000  Royal Hotel Ltd. (Hotels / Motels)................        9,111
  7,000  Sakai Chemical Industry Co. (Chemicals)...........       17,742
  5,000  Sankyo Seiki Manufacturing Co. Ltd.*
           (Electronics)...................................       33,132
  3,000  Sanseido Co. Ltd. (Retail / Wholesale)............       20,376
  2,000  Sanyo Coca-Cola Bottling (Beverages)..............       24,021
 20,000  Sanyo Special Steel Co. (Metals)..................       32,469
  3,000  Sawai Pharmaceutical Co. Ltd. (Pharmaceutical)....       21,867
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
 12,000  Seibu Electric Industrial (Telecommunications)....  $    49,698
  9,000  Seibu Electric & Machinery (Metals)...............       30,117
  5,000  Senko Corp. (Transportation)......................       15,779
  5,000  Shibusawa Warehouse (Transportation)..............       19,051
 14,000  Shin Nikkei Co. Ltd. (Construction Materials).....       24,932
  5,000  Shindengen Electric Manufacturing (Electronics)...       35,824
  2,000  Shingakukai Co. (Information Services)............        7,256
  3,000  Shinki Co. Ltd. (Financial Services)..............       60,873
 14,000  Shinko Kogyo Co. Ltd. (Metals)....................       48,704
 12,000  Showa Electric Wire & Cable (Metals)..............       25,048
  2,000  Showa Manufacturing Co. (Metals)..................        8,101
  4,000  Sintokogio (Metals)...............................       21,536
  3,000  Software Research Associates Inc. (Information
           Services).......................................       21,569
  5,000  Sogo Co. Ltd.* (Retail / Wholesale)...............       10,147
 10,000  Sogo Denki (Retail / Wholesale)...................       13,915
  8,000  Sotetsu Rosen Co. Ltd. (Retail / Wholesale).......       44,198
  4,000  SPK Corp. (Automobiles)...........................       32,436
  4,000  Starts Corp. (Real Estate Assets).................       33,132
 25,000  Sumitomo Coal Mining Co. Ltd. (Diversified).......       46,799
  4,000  Sumitomo Precision Products (Metals)..............       17,063
  9,000  Sumitomo Warehouse (Real Estate Assets)...........       41,299
  3,000  Sumitomo Wiring Systems Ltd. (Automobiles)........       22,861
  3,000  Sun Wave Corp. (Construction Materials)...........       15,903
 10,000  Sunstar Inc. (Medical Supplies)...................       45,059
  6,000  Suzuden Corp. (Electronics).......................       20,376
 14,000  Takara (Toys).....................................       47,544
  3,000  Taki Chemical Co. (Chemicals).....................        9,343
 12,000  Takiron Co. Ltd. (Construction Materials).........       31,707
  7,000  Tamura Corp. (Electronics)........................       33,919
  2,000  Tenma Corp. (Plastics)............................       25,014
  3,000  Tenox Corp. (Homebuilders)........................       11,679
  7,000  Titan Kogyo K.K. Co.* (Chemicals).................       15,945
  6,000  Tochigi Bank (Banking)............................       36,776
  4,000  Toho Store Co. Ltd. (Retail / Wholesale)..........       22,530
  9,000  Tohuku Telecommunication (Telecommunications).....       26,091
 11,000  Tokico Ltd. (Automobiles).........................       23,234
  4,000  Tokushima Bank Ltd. (Banking).....................       30,183
  2,000  Tokyo Printing Ink Manufacturing (Chemicals)......        6,378

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
  5,000  Tokyo Radiator Manufacturing (Automobiles)........  $     8,904
  8,000  Tokyo Rika Manufacturing (Metals).................       17,825
  8,000  Tokyo Soir (Textiles).............................       17,096
  5,000  Tokyo Tanabe Co. (Pharmaceutical).................       29,156
  5,000  Tokyu Store Chain (Retail / Wholesale)............       29,819
  1,000  Tomiya Apparel (Textiles).........................        2,485
  3,000  Tomoku Co. Ltd. (Forest Products & Paper).........        7,976
  4,000  Torigoe Flour Milling (Food)......................       12,822
  3,000  Toyo Tire & Rubber (Chemicals)....................        8,871
  6,000  Toyoda Gosei (Rubber / Tires).....................       35,832
  3,000  Toyokuni Electric Cable (Metals)..................       13,145
  4,000  Traveler Corp. (Retail / Wholesale)...............       19,382
  2,000  Tsurukame Corp. (Retail / Wholesale)..............        4,970
 11,000  Tsurumi Soda Co. Ltd. (Chemicals).................       32,800
  5,000  Tsutsunaka Plastic Industry (Chemicals)...........       22,364
  2,000  T. Hasegawa Co. Ltd.* (Cosmetics & Toiletries)....       39,758
  8,000  U-Shin Ltd. (Automobiles).........................       42,077
  4,200  Wesco Inc. (Information Services).................       15,655
  3,000  Yamaka Electric Inc. (Homebuilders)...............       18,885
  3,000  Yellow Hat Ltd. (Retail / Wholesale)..............       35,534
 17,000  Yuasa Funashoku Co. Ltd. (Retail / Wholesale).....       33,090
  3,000  Yurtec Corp. (Engineering)........................       16,276
                                                             -----------
         Total Japan.......................................    4,438,241
                                                             -----------
         MALAYSIA--2.8%
 24,000  Amsteel Corp. BHD (Real Estate Assets)............       10,588
  6,000  Antah Holdings BHD (Oil / Gas Exploration)........        3,850
  5,333  Austral Amalgamated BHD (Financial Services)......        2,731
  4,000  Austral Enterprises (Food)........................        6,232
  5,000  Batu Kawan BHD (Chemicals)........................        9,409
 35,000  Berjaya Group BHD (Diversified Operations)........       18,032
 20,000  Berjaya Land BHD (Hotels / Motels)................       26,901
 35,000  Boustead Holdings BHD (Food)......................       55,606
 23,000  Cement Industries ofMalaysia (Construction
           Materials)......................................       33,064
  5,000  Cold Storage (Malaysia) BHD (Retail /
           Wholesale)......................................        4,411
 10,000  Esso Malaysia BHD (Oil / Gas Exploration).........       17,276
 22,000  Faber Group BHD* (Transportation).................       11,198
 18,000  Far East Holdings BHD (Food)......................       16,048
 26,000  Gadek (Malaysia) BHD (Information Services).......       50,130
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         MALAYSIA (CONTINUED)
  3,000  IOI Properties (Real Estate Assets)...............  $     2,888
 26,000  Island & Peninsular BHD (Real Estate Assets)......       29,036
 12,000  Keck Seng (Malaysia) BHD (Food)...................        9,995
  5,000  Kinta Kellas plc (Information Services)...........        2,668
 16,000  Kuala Sidim BHD (Food)............................       26,654
 64,000  Lion Land BHD (Real Estate Assets)................       35,736
 34,750  Malayan Cement BHD (Construction Materials).......       35,805
 22,400  Malayan United Industries BHD (Retail /
           Wholesale)......................................        9,813
 13,000  Malaysia Helicopter Services BHD (Real Estate
           Assets).........................................        5,976
 20,000  Malaysia Mining Corp. BHD (Metals)................       14,931
  1,000  Malaysian Pacific Industries BHD (Electronics)....        3,579
  1,000  Matsushita Electric Co. (Durable Goods)...........        5,368
  5,000  MBF Capital BHD (Banking).........................        4,165
 94,000  Multi-Purpose Holdings BHD (Holding Company)......       70,174
 18,000  New Straits Times Press BHD (Multimedia)..........       54,418
  3,000  Olympia Industries BHD (Financial Services).......        1,527
  4,200  Oriental Holdings BHD (Retail / Wholesale)........       17,103
 25,000  Pan-Malaysia Cement Works BHD (Construction
           Materials)......................................       22,983
 51,000  Paramount Corp. BHD (Real Estate Assets)..........       28,320
 11,000  Pelangi BHD (Real Estate Assets)..................        9,332
 24,000  Rekapacific BHD (Construction Materials)..........       11,476
 10,000  Sarawak Enterprise Corp. (Financial Services).....        6,663
 18,000  Sime UEP Properties BHD (Real Estate Assets)......       20,435
 16,000  Sistem Televisyen Malaysia BHD (Multimedia).......       17,177
 12,000  TA Enterprise BHD (Financial Services)............        7,071
 11,000  Tan Chong Motor Holdings BHD (Automobiles)........        9,060
 16,000  Uniphone Telecommunications BHD (Electronics).....        8,046
 12,000  United Plantations BHD (Food).....................       18,695
                                                             -----------
         Total Malaysia....................................      754,570
                                                             -----------
         NETHERLANDS--4.8%
  3,040  Apothekers Cooperatie Opg-CV (Retail /
           Wholesale)......................................       96,270

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         NETHERLANDS (CONTINUED)
  1,180  Gist--Brocade--Cva (Food).........................  $    33,038
  4,520  Koninklijke Hoogovens NV (Metals).................      292,862
  2,190  Konin Bijenkorf Beheer (Retail / Wholesale).......      140,025
  5,000  Koninklijke Nedlloyd Groep NV (Transportation)....      167,637
  1,750  Koninklijke Pakhoed NV (Transportation)...........       62,016
    900  Nedap NV (Security Services)......................       24,882
  3,650  Stork NV (Homebuilders)...........................      161,822
    500  Telegraaf Holdingsmaatschappij de Telegraaf
           (Multimedia)....................................       10,556
  6,670  VIB NV (Real Estate Assets).......................      173,002
  2,200  Wereldhave NV (Retail / Wholesale)................      140,886
                                                             -----------
         Total Netherlands.................................    1,302,996
                                                             -----------
         NEW ZEALAND--0.3%
  7,250  DB Group Ltd. (Brewery)...........................       11,369
 31,200  Hallenstein Glasson Holdings Ltd. (Retail /
           Wholesale)......................................       48,325
  1,400  Independent News Ltd. (Retail / Wholesale)........        8,065
    800  New Zealand Refining Ltd. Co. (Oil Refining)......       13,825
  2,000  Progressive Enterprises Ltd. (Retail /
           Wholesale)......................................        2,394
                                                             -----------
         Total New Zealand.................................       83,978
                                                             -----------
         NORWAY--2.4%
  1,020  Aker RGI ASA-B (Construction Materials)...........       17,405
  3,300  Kvaerner ASA--Class A (Machinery & Equipment).....      194,994
  5,800  Norske Skogindustrier ASA (Forest Products &
           Paper)..........................................      199,577
  3,700  Petroleum Geo-Services ASA* (Oil / Gas
           Exploration)....................................      250,197
                                                             -----------
         Total Norway......................................      662,173
                                                             -----------
         SINGAPORE--2.1%
  2,000  Auric Pacific Group Ltd. (Retail / Wholesale).....        2,457
 12,000  Chuan Hup Holdings Ltd. (Transportation)..........        6,745
 12,000  Elec & Eltek International Co. Ltd.
           (Electronics)...................................      105,600
  2,000  Focal Finance Ltd. (Banking)......................        3,137
  5,000  GP Batteries International Ltd. (Metals)..........       15,490
 51,000  Hour Glass Ltd. (Retail / Wholesale)..............       30,000
  4,000  HWA Hong Corp. (Transportation)...................        4,366
 15,000  Intraco Ltd. (Retail / Wholesale).................       12,941
 21,000  IPCO International Ltd. (Homebuilders)............       54,600
 16,000  Isetan (Singapore) (Retail / Wholesale)...........       30,745
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         SINGAPORE (CONTINUED)
 35,000  MCL Land Ltd. (Real Estate Assets)................  $    44,607
 16,000  Resources Development Corp. (Construction
           Materials)......................................       37,856
  5,000  Singapore Reinsurance (Insurance).................        4,640
 26,000  Singapore Technologies Aerospace (Aerospace /
           Defense)........................................       77,488
 14,000  Singapore Technologies Industrial (Information
           Services).......................................       25,346
  8,000  ST Computer Systems & Service Ltd. (Information
           Services).......................................        7,372
 48,000  Trans-Island Bus Service (Transportation).........       35,137
  2,000  United Industrial CP (Real Estate Assets).........        1,386
 30,000  WBL Corp. Ltd. (Photography Supplies).............       76,862
                                                             -----------
         Total Singapore...................................      576,775
                                                             -----------
         SPAIN--3.4%
  3,710  Banco Pastor SA (Banking).........................      264,876
  7,270  Dragados & Construcciones SA (Homebuilders).......      162,536
  4,710  Sociedad Financiera y Minera SA (Construction
           Materials)......................................      104,039
  3,000  OCP Construcciones SA (Homebuilders)..............      288,796
 34,582  Sarrio SA (Forest Products & Paper)...............      121,479
                                                             -----------
         Total Spain.......................................      941,726
                                                             -----------
         SWEDEN--2.6%
  2,500  Bergman & Beving AB* (Electronics)................       48,302
 12,600  Celsius AB--B Shares (Aerospace / Defense)........      226,826
  1,900  NCC AB--A Shares (Homebuilders)...................       22,427
 10,400  Ratos Forvaltnin--Class B (Retail / Wholesale)....       98,754
  5,400  SKF AB Shares (Metals)............................      157,390
  2,800  Svedala Industri AB (Metals)......................       65,361
  3,400  SSAB--Series A (Metals)...........................       70,175
    800  SSAB--Series B (Metals)...........................       16,565
                                                             -----------
         Total Sweden......................................      705,800
                                                             -----------
         SWITZERLAND--5.2%
    160  Ascom Holding AG* (Communications)................      224,201
    200  Basler Kantonalbk (Banking).......................       56,188
    220  Bucher Holding AG (Metals)........................      224,958
     40  Hero Ag-Bearer (Food).............................       22,172
     30  Kuoni Reisen Holding Ag (Travel Services).........      119,606
    440  Movenpick Holdings Ag-Bearer Shares (Hotels /
           Motels).........................................      145,427

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         SWITZERLAND (CONTINUED)
  1,730  Oerlikon-Buhrle HD (Financial Services)...........  $   224,548
     80  Publicitas Holdings (Information Services)........       18,784
    160  Sairgroup* (Airlines).............................      214,285
     90  Schindler-Holding AG (Metals).....................      112,169
    140  Sibra Holding SA* (Brewery).......................       52,153
                                                             -----------
         Total Switzerland.................................    1,414,491
                                                             -----------
         UNITED KINGDOM--17.6%
 40,000  600 Group plc (Metals)............................       95,955
 48,000  Allied Textile Companies plc (Textiles)...........      125,226
100,000  AMEC plc (Homebuilders)...........................      242,310
 24,000  Anglican Group plc (Construction Materials).......       90,915
 32,000  Bladgen Industries (Metals).......................       85,293
 12,000  Bullough plc (Metals).............................       19,094
 32,000  Cape (Construction Materials).....................       79,349
 68,000  Care First Group plc (Nursing Homes)..............      107,650
    548  Charter plc (Diversified Manufacturing)...........        7,301
 80,000  Chloride Group plc (Electronics)..................       46,200
 34,000  Concentric plc (Information Services).............       70,577
 86,000  Dawson International (Textiles)...................      105,583
 30,000  Delta plc (Electronics)...........................      165,983
 69,000  Dowding & Mills plc (Electronics).................       83,040
 25,000  EIS Group plc (Electronics).......................      113,078
 12,000  Exco (Banking)....................................        6,301
 76,000  Haden Maclellan HD (Metals).......................      128,295
 36,000  Hambros plc (Financial Services)..................      137,535
145,500  Iceland Group plc (Retail / Wholesale)............      244,443
 14,000  Jardine Lloyd Thompson Group (Insurance)..........       41,500
 34,000  Johnson Group Cleaners plc (Information
           Services).......................................      120,283
 31,000  Kwik Save Group plc (Food)........................      174,520
 10,000  Laird Group plc (Diversified Manufacturing).......       75,439
 14,000  London Forfaiting Co. plc (Banking)...............       99,170
 44,000  London Pacific Group Ltd. (Financial Services)....      148,552
 Shares                                                        Market
-------                                                         Value
                                                             -----------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
  3,000  London & Manchester Group plc (Insurance).........  $    22,123
 12,000  Macro 4 plc (Information Services)................       65,424
 82,000  Matthews (Bernard) plc (Food).....................      139,086
 11,000  McAlpine (Alfred) Group plc (Homebuilders)........       25,144
 19,000  Meyer International plc (Construction
           Materials)......................................      131,058
  3,000  Micro Focus Group* (Information Services).........      105,890
 90,000  Mowlem (John) & Co. plc (Homebuilders)............      154,109
  6,000  Nestor Healthcare Group plc (Human Resources).....       15,944
122,000  Norcros plc (Ceramic Products)....................      135,985
 24,000  Northern Ireland Electricity plc (Electric
           Distribution)...................................      186,482
 20,000  Oxford Instruments plc (Scientific Instruments)...      135,209
 32,000  Perkins Foods plc (Retail / Wholesale)............       48,074
306,000  Premier Oil plc (Oil / Gas Exploration)...........      253,333
107,000  Readicut International plc (Textiles).............       64,386
168,000  Signet Group plc* (Retail / Wholesale)............       90,915
 16,000  Wagon Industrial Holdings (Metals)................       64,875
 50,000  Watmoughs Holdings plc (Printing).................      156,694
 88,000  Willis Corroon Group plc (Insurance)..............      182,670
 88,000  Wilson (Connolly) Holdings plc (Homebuilders).....      236,689
                                                             -----------
         Total United Kingdom..............................    4,827,682
                                                             -----------
         TOTAL INVESTMENTS (COST $27,285,882)
           --96.3%.........................................   26,355,141
         OTHER ASSETS LESS LIABILITIES--3.7%...............    1,001,724
                                                             -----------
         NET ASSETS--100.0%................................  $27,356,865
                                                             -----------
                                                             -----------

------------------
* Non-income producing security

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           INTERNATIONAL
                                                                           U.S. SMALL                          SMALL
                                                                          CAPITALIZATION                  CAPITALIZATION
                                                                             SERIES      JAPAN SERIES         SERIES
                                                                          -------------  -------------  -------------------
ASSETS:
Investments at value (cost $243,532,520, $1,289,102, and $27,285,882,
  respectively).........................................................   $294,270,092   $ 1,064,350       $26,355,141
Repurchase agreements (cost $11,435,000, $0, and $0, respectively)......    11,435,000             --                --
Foreign currency, at value (cost $0, $12,018, and $1,832,093,
  respectively).........................................................            --         12,020         1,849,109
Receivable for forward foreign currency contracts.......................            --             --           359,608
Cash....................................................................           760          1,468           438,285
Receivable for fund shares sold.........................................       264,165             --                --
Receivable for investments sold.........................................     3,550,126             --           219,473
Dividends and interest receivable.......................................       282,614          3,645           137,227
Receivable from Manager.................................................        50,286         66,530           174,823
Reclaim receivable......................................................            --             --            11,331
Prepaid expenses........................................................        51,886            486            11,195
                                                                          -------------  -------------  -------------------
    Total Assets........................................................   309,904,929      1,148,499        29,556,192
                                                                          -------------  -------------  -------------------
LIABILITIES:
Payable for investments purchased.......................................     6,209,551             --         1,732,010
Payable for capital shares redeemed.....................................            --             12                --
Payable for forward foreign currency contracts..........................            --             --           360,000
Accrued:
  Advisory fee..........................................................       470,763             --                --
  Administration fee....................................................        84,820             --                --
  Shareholder Service fee (Adviser Shares)..............................         4,240             --                --
  Shareholder Service fee (Select Shares)...............................         2,575              6               127
  12b-1 fee (Select Shares).............................................         2,776              6               147
  Audit fees............................................................        20,788         10,048            12,480
  Custodian fees........................................................        16,723         28,148             9,589
  Fund accounting fees..................................................        46,339         32,502            20,210
  Transfer agent fees...................................................        23,130         10,607               642
  Other expenses........................................................        58,911          1,603             5,908
  Other payables........................................................            --             --            58,214
                                                                          -------------  -------------  -------------------
    Total Liabilities...................................................     6,940,616         82,932         2,199,327
                                                                          -------------  -------------  -------------------
NET ASSETS..............................................................   $302,964,313   $ 1,065,567       $27,356,865
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding--Institutional Shares     ....    28,964,608        176,614         2,647,879
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Institutional Shares.........................   $      9.64    $      5.92       $     10.13
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding--Adviser Shares...............     1,256,782             --                --
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Adviser Shares...............................   $      9.64             --                --
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding-Select Shares.................     1,204,953          3,266            52,364
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Select Shares................................   $      9.63    $      5.92       $     10.13
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
NET ASSETS CONSIST OF:
Paid-in Capital.........................................................   $234,341,779   $ 1,811,967       $27,620,197
Accumulated undistributed net investment income/(loss)..................       436,477        (72,653)          108,075
Accumulated net realized gain/(loss) on investments, futures and foreign
  currency transactions.................................................    17,448,485       (449,002)          544,175
Net unrealized appreciation/(depreciation) on investments...............    50,737,572       (224,752)         (930,741)
Net unrealized appreciation/(depreciation) on foreign currencies and
  foreign currency transactions.........................................            --              7            15,159
                                                                          -------------  -------------  -------------------
NET ASSETS..............................................................   $302,964,313   $ 1,065,567       $27,356,865
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         U.S. SMALL                   INTERNATIONAL SMALL
                                                                        CAPITALIZATION                  CAPITALIZATION
                                                                           SERIES      JAPAN SERIES         SERIES
                                                                        -------------  -------------  -------------------
Investment income:
  Dividends (Net of withholding taxes of $0, $675, and $28,366,
    respectively).....................................................   $   969,245    $     4,216       $   286,443
  Interest............................................................       192,775             --                --
  Security lending fees...............................................        33,027             --                --
                                                                        -------------  -------------       ----------
    Total Income......................................................     1,195,047          4,216           286,443
                                                                        -------------  -------------       ----------
Expenses:
  Advisory fee........................................................       763,381          5,938            96,372
  Administration fee..................................................       127,230            891            14,456
  Shareholder Service fee (Adviser Shares)............................         4,240             --                --
  Shareholder Service fee (Select Shares).............................         7,050             27               427
  12b-1 fee (Select Shares)...........................................        14,100             54               855
  Audit fees..........................................................        13,112          8,471            10,280
  Custodian fees......................................................        52,261         38,892            61,445
  Fund accounting fees................................................        35,494         27,774            41,088
  Legal fees..........................................................        29,778          4,935             3,833
  Registration fees...................................................        22,820         34,719            12,919
  Transfer agent fees.................................................        27,853         12,802             5,555
  Trustees' fees......................................................        29,201          1,411             4,767
  Other expenses......................................................        67,776            508            11,245
                                                                        -------------  -------------       ----------
    Total expenses before waivers/reimbursements by Manager and
      Administrator...................................................     1,194,296        136,422           263,242
    Less expenses waived/reimbursed by Manager and Administrator......      (219,573)      (127,517)         (111,817)
                                                                        -------------  -------------       ----------
Net expenses..........................................................       974,723          8,905           151,425
                                                                        -------------  -------------       ----------
Net investment income/(loss)..........................................       220,324         (4,689)          135,018
                                                                        -------------  -------------       ----------
Net realized gain/(loss) on:
  Investments and futures contracts...................................     7,213,034        (52,545)          503,249
  Foreign currency transactions.......................................            --           (563)            5,972
Net change in unrealized appreciation/(depreciation) on :
  Investments and futures contracts...................................    45,199,221          3,198          (972,090)
  Foreign currencies and foreign currency transactions................            --            (26)           16,604
                                                                        -------------  -------------       ----------
Net realized and unrealized gain/(loss) on investments, futures,
  foreign currencies and foreign currency contracts...................    52,412,255        (49,936)         (446,265)
                                                                        -------------  -------------       ----------
Net increase/(decrease) in net assets resulting from operations.......   $52,632,579    $   (54,625)      $  (311,247)
                                                                        -------------  -------------       ----------
                                                                        -------------  -------------       ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               U.S. SMALL CAPITALIZATION SERIES
                                                              -----------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1997     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 1997
                                                              ------------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income/(loss)............................     $    220,324       $    220,107
    Net realized gain/(loss) on investments.................        7,213,034         17,711,789
    Net change in unrealized appreciation/(depreciation) on
      investments...........................................       45,199,221         (7,399,127)
                                                              ------------------   --------------
Net increase in net assets resulting from operations........       52,632,579         10,532,769
                                                              ------------------   --------------
Distributions to shareholders from:
  Net investment income
    Institutional Shares....................................               --           (303,002)
    Adviser Shares..........................................               --                 --
    Select Shares...........................................               --               (737)
                                                              ------------------   --------------
                                                                           --           (303,739)
                                                              ------------------   --------------
  Net realized gain on investment
    Institutional Shares....................................               --        (11,414,463)
    Adviser Shares..........................................               --                 --
    Select Shares...........................................               --            (27,774)
                                                              ------------------   --------------
                                                                           --        (11,442,237)
                                                              ------------------   --------------
    Net decrease in net assets resulting from
      distributions.........................................               --        (11,745,976)
                                                              ------------------   --------------
Increase from capital share transactions:
  Proceeds from sales of shares
    Institutional Shares....................................      151,748,562         37,301,805
    Adviser Shares..........................................       11,207,507            214,705
    Select Shares...........................................        7,533,006          2,444,377
                                                              ------------------   --------------
                                                                  170,489,075         39,960,887
                                                              ------------------   --------------
  Issued on reinvestment of distributions
    Institutional Shares....................................               --         11,649,326
    Adviser Shares..........................................               --                 --
    Select Shares...........................................               --             28,511
                                                              ------------------   --------------
                                                                           --         11,677,837
                                                              ------------------   --------------
  Cost of shares redeemed
    Institutional Shares....................................       (4,361,426)       (25,851,211)
    Adviser Shares..........................................         (433,380)                --
    Select Shares...........................................          (61,233)           (13,123)
                                                              ------------------   --------------
                                                                   (4,856,039)       (25,864,334)
                                                              ------------------   --------------
Increase in net assets from subscription/redemption fees
 (note 7)...................................................               --             91,993
                                                              ------------------   --------------
  Net increase (decrease) in net assets from capital share
    transactions............................................      165,633,036         25,866,383
                                                              ------------------   --------------
Total increase (decrease) in net assets.....................      218,265,615         24,653,176
Net assets:
  Beginning of period.......................................       84,698,698         60,045,522
                                                              ------------------   --------------
  End of period.............................................     $302,964,313       $ 84,698,698
                                                              ------------------   --------------
                                                              ------------------   --------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                  INTERNATIONAL SMALL
                                                               JAPAN SERIES                      CAPITALIZATION SERIES
                                                    -----------------------------------   -----------------------------------
                                                     SIX MONTHS ENDED                      SIX MONTHS ENDED      YEAR ENDED
                                                    SEPTEMBER 30, 1997     YEAR ENDED     SEPTEMBER 30, 1997     MARCH 31,
                                                       (UNAUDITED)       MARCH 31, 1997      (UNAUDITED)           1997*
                                                    ------------------   --------------   ------------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income/(loss)..................      $   (4,689)        $   (8,122)       $   135,018        $     3,836
    Net realized gain/(loss) on investments and
      futures contracts...........................         (52,545)           (85,833)           503,249             22,948
    Net realized gain/(loss) on foreign currency
      transactions................................            (563)            (2,916)             5,972            (18,950)
    Net change in unrealized
      appreciation/(depreciation) on investments
      and futures contracts.......................           3,198           (303,816)          (972,090)            41,349
    Net change in unrealized
      appreciation/(depreciation) on foreign
      currencies and foreign currency
      transactions................................             (26)               184             16,604             (1,445)
                                                        ----------       --------------   ------------------   --------------
Net increase in net assets resulting from
 operations.......................................         (54,625)          (400,503)          (311,247)            47,738
                                                        ----------       --------------   ------------------   --------------
Distributions to shareholders from:
  Net investment income
    Institutional Shares..........................              --             (6,516)                --                 --
    Adviser Shares................................              --                                    --
    Select Shares.................................              --                (51)                --                 --
                                                        ----------       --------------   ------------------   --------------
                                                                --             (6,567)                --                 --
                                                        ----------       --------------   ------------------   --------------
  Net realized gain on investment
    Institutional Shares..........................              --             (3,887)                --                 --
    Adviser Shares................................              --                                    --
    Select Shares.................................              --                (30)                --                 --
                                                        ----------       --------------   ------------------   --------------
                                                                --             (3,917)                --                 --
                                                        ----------       --------------   ------------------   --------------
    Net decrease in net assets resulting from
      distributions...............................              --            (10,484)                --                 --
                                                        ----------       --------------   ------------------   --------------
Increase from capital share transactions:
  Proceeds from sales of shares
    Institutional Shares..........................          90,000             28,862         14,705,628         13,079,322
    Adviser Shares................................              --                                    --
    Select Shares.................................          11,098             14,937            437,899            182,551
                                                        ----------       --------------   ------------------   --------------
                                                           101,098             43,799         15,143,527         13,261,873
                                                        ----------       --------------   ------------------   --------------
  Issued on reinvestment of distributions
    Institutional Shares..........................              --             10,403                 --                 --
    Adviser Shares................................              --                 --                 --                 --
    Select Shares.................................              --                 81                 --                 --
                                                        ----------       --------------   ------------------   --------------
                                                                --             10,484                 --                 --
                                                        ----------       --------------   ------------------   --------------
  Cost of shares redeemed
    Institutional Shares..........................              --                 --           (439,461)          (332,298)
    Adviser Shares................................              --                 --                 --                 --
    Select Shares.................................          (2,884)                --            (80,039)                --
                                                        ----------       --------------   ------------------   --------------
                                                            (2,884)                --           (519,500)          (332,298)
                                                        ----------       --------------   ------------------   --------------
Increase in net assets from
 subscription/redemption fees (note 7)............              --                310                 --             66,772
                                                        ----------       --------------   ------------------   --------------
  Net increase (decrease) in net assets from
    capital share transactions....................          98,214             54,593         14,624,027         12,996,347
                                                        ----------       --------------   ------------------   --------------
Total increase (decrease) in net assets...........          43,589           (356,394)        14,312,780         13,044,085
Net assets:
  Beginning of period.............................       1,021,978          1,378,372         13,044,085                 --
                                                        ----------       --------------   ------------------   --------------
  End of period...................................      $1,065,567         $1,021,978        $27,356,865        $13,044,085
                                                        ----------       --------------   ------------------   --------------
                                                        ----------       --------------   ------------------   --------------

------------------
*From Commencement of Operations on September 23, 1996.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED          FOR THE YEAR ENDED MARCH 31,
                                                    SEPTEMBER 30, 1997   -----------------------------------------
                                                       (UNAUDITED)         1997       1996       1995       1994
                                                    ------------------   --------   --------   --------   --------
INSTITUTIONAL SHARES
Net asset value, beginning of period..............       $   7.13        $  7.60    $  6.97    $  7.36    $ 12.33
                                                         --------        --------   --------   --------   --------
Income from investment operations:
    Net investment income/(loss)..................           0.01           0.04       0.03       0.01       0.08
    Net realized and unrealized gain/ (loss) on
      investments.................................           2.50           1.39       2.34       0.78       1.28
                                                         --------        --------   --------   --------   --------
    Total from investment operations..............           2.51           1.43       2.37       0.79       1.36
                                                         --------        --------   --------   --------   --------
Distributions to shareholders from:
    Net investment income.........................             --          (0.05)     (0.01)     (0.08)     (0.14)
    Net realized gain on investments..............             --          (1.85)     (1.73)     (1.10)     (6.19)
                                                         --------        --------   --------   --------   --------
    Total distributions to shareholders...........             --          (1.90)     (1.74)     (1.18)     (6.33)
                                                         --------        --------   --------   --------   --------
Net asset value, end of period....................       $   9.64        $  7.13    $  7.60    $  6.97    $  7.36
                                                         --------        --------   --------   --------   --------
                                                         --------        --------   --------   --------   --------
Total return......................................          35.20%         19.53%     35.69%     12.21%     12.83%
Net assets, end of period (000)...................       $279,249        $82,116    $60,046    $56,910    $52,500
Ratio of expenses to average net assets...........           1.14%*         1.07%      0.90%      0.90%      0.90%
Ratio of net investment income/(loss) to average
  net assets......................................           0.27%*         0.35%      0.47%      0.60%      0.60%
Ratio of expenses to average net assets (a).......           1.38%*         1.54%      1.15%      1.17%      1.14%
Ratio of net investment income/(loss) to average
  net assets (a)..................................           0.03%*        (0.12)%     0.22%      0.33%      0.36%
Portfolio turnover rate...........................          31.35%        126.83%     71.87%     57.27%     59.61%
Average commission rate...........................       $ 0.0331        $0.0327         --         --         --

--------------
 * Annualized

(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED       FOR THE YEAR
                                                    SEPTEMBER 30, 1997         ENDED
                                                       (UNAUDITED)       MARCH 31, 1997 (1)
                                                    ------------------   ------------------
ADVISER SHARES
Net asset value, beginning of period..............       $  7.14              $  7.38
                                                         -------              -------
Income from investment operations:
    Net investment income/(loss)..................            --                 0.02
    Net realized and unrealized gain/(loss) on
      investments.................................          2.50                (0.26)
                                                         -------              -------
    Total from investment operations..............          2.50                (0.24)
                                                         -------              -------
Distributions to shareholders from:
    Net investment income.........................            --                   --
    Net realized gain on investments..............            --                   --
                                                         -------              -------
    Total distributions to shareholders...........            --                   --
                                                         -------              -------
Net asset value, end of period....................       $  9.64              $  7.14
                                                         -------              -------
                                                         -------              -------
Total return......................................         35.01%               (3.25)%
Net assets, end of period (000)...................       $12,109              $   208
Ratio of expenses to average net assets...........          1.39%*               1.15%*
Ratio of net investment income/(loss) to average
  net assets......................................          0.02%*               0.46%*
Ratio of expenses to average net assets (a).......          1.63%*               1.54%*
Ratio of net investment income/(loss) to average
  net assets (a)..................................         (0.22)%*              0.07%*
Portfolio turnover rate...........................         31.35%              126.83%
Average commission rate...........................       $0.0331              $0.0327

--------------
 * Annualized

(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) Period from January 21, 1997 (inception date) to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED       FOR THE YEAR
                                                    SEPTEMBER 30, 1997         ENDED
                                                       (UNAUDITED)       MARCH 31, 1997 (1)
                                                    ------------------   ------------------
SELECT SHARES
Net asset value, beginning of period..............       $  7.13              $  8.49
                                                         -------              -------
Income from investment operations:
    Net investment income/(loss)..................            --                 0.07
    Net realized and unrealized gain/(loss) on
      investments.................................          2.50                 0.47
                                                         -------              -------
    Total from investment operations..............          2.50                 0.54
                                                         -------              -------
Distributions to shareholders from:
    Net investment income.........................            --                (0.05)
    Net realized gain on investments..............            --                (1.85)
                                                         -------              -------
    Total distributions to shareholders...........            --                (1.90)
                                                         -------              -------
Net asset value, end of period....................       $  9.63              $  7.13
                                                         -------              -------
Total return......................................         35.06%                6.84%
Net assets, end of period (000)...................       $11,606              $ 2,375
Ratio of expenses to average net assets...........          1.34%*               1.15%*
Ratio of net investment income/(loss) to average
  net assets......................................          0.07%*               0.46%*
Ratio of expenses to average net assets (a).......          2.13%*               1.54%*
Ratio of net investment income/(loss) to average
  net assets (a)..................................         (0.72)%*              0.07%*
Portfolio turnover rate...........................         31.35%              126.83%
Average commission rate...........................       $0.0331              $0.0327

--------------
 * Annualized

(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) Period from October 22, 1996 (inception date) to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED           FOR THE YEAR ENDED MARCH 31,
                                                    SEPTEMBER 30, 1997   ------------------------------------------
                                                       (UNAUDITED)         1997        1996       1995       1994
                                                    ------------------   ---------   --------   --------   --------
INSTITUTIONAL SHARES
Net asset value, beginning of period..............       $  6.20         $    8.77   $   8.96   $   8.25   $   6.94
                                                         -------         ---------   --------   --------   --------
Income from investment operations:
    Net investment income/(loss)..................         (0.03)            (0.05)      0.04       0.10      (0.01)
    Net realized and unrealized gain/(loss) on
      investment and foreign currency
      transactions................................         (0.25)            (2.45)     (0.15)      0.63       1.41
                                                         -------         ---------   --------   --------   --------
    Total from investment operations..............         (0.28)            (2.50)     (0.11)      0.73       1.40
                                                         -------         ---------   --------   --------   --------
Distributions to shareholders from:
    Net investment income.........................            --             (0.04)        --         --         --
    Net realized gain on investment and foreign
      currency transactions.......................            --             (0.03)     (0.08)     (0.02)     (0.09)
                                                         -------         ---------   --------   --------   --------
    Total distributions to shareholders...........            --             (0.07)     (0.08)     (0.02)     (0.09)
                                                         -------         ---------   --------   --------   --------
Net asset value, end of period....................       $  5.92         $    6.20   $   8.77   $   8.96   $   8.25
                                                         -------         ---------   --------   --------   --------
                                                         -------         ---------   --------   --------   --------
Total return......................................         (4.52)%          (28.68)%    (1.20)%     8.86%     20.35%
Net assets, end of period (000)...................       $ 1,046         $   1,009   $  1,378   $  1,385   $  1,258
Ratio of expenses to average net assets...........          1.50%*            1.42%      1.00%      1.00%      1.00%
Ratio of net investment income/(loss) to average
  net assets......................................         (0.79)%*          (0.63)%    (0.22)%    (0.20)%    (0.26)%
Ratio of expenses to average net assets (a).......         22.96%*           13.33%      7.16%      7.02%      7.63%
Ratio of net investment income/(loss) to average
  net assets (a)..................................        (22.25)%*         (12.54)%    (6.38)%    (6.22)%    (6.89)%
Portfolio turnover rate...........................         47.95%            51.70%     60.60%     57.10%     74.60%
Average commission rate...........................       $0.0116         $  0.0165         --         --         --

--------------
 * Annualized

(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED       FOR THE YEAR
                                                    SEPTEMBER 30, 1997         ENDED
                                                       (UNAUDITED)       MARCH 31, 1997 (1)
                                                    ------------------   ------------------
SELECT SHARES
Net asset value, beginning of period..............       $  6.20              $  8.08
                                                         -------              -------
Income from investment operations:
    Net investment income/(loss)..................         (0.03)               (0.01)
    Net realized and unrealized gain/(loss) on
      investment and foreign currency
      transactions................................         (0.25)               (1.80)
                                                         -------              -------
    Total from investment operations..............         (0.28)               (1.81)
                                                         -------              -------
Distributions to shareholders from:
    Net investment income.........................            --                (0.04)
    Net realized gain on investment and foreign
      currency transactions.......................            --                (0.03)
                                                         -------              -------
    Total distributions to shareholders...........            --                (0.07)
                                                         -------              -------
Net asset value, end of period....................       $  5.92              $  6.20
                                                         -------              -------
                                                         -------              -------
Total return......................................         (4.52)%             (22.59)%
Net assets, end of period (000)...................       $    20              $    13
Ratio of expenses to average net assets...........          1.61%*               1.50%*
Ratio of net investment income/(loss) to average
  net assets......................................         (0.90)%*              0.00%*
Ratio of expenses to average net assets (a).......         23.71%*              13.33%*
Ratio of net investment income/(loss) to average
  net assets (a)..................................        (23.00)%*            (11.83)%*
Portfolio turnover rate...........................         47.95%               51.70%
Average commission rate...........................       $0.0116              $0.0165

--------------
 * Annualized
(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Period from October 22, 1996 (inception date) to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 1997   FOR THE YEAR ENDED
                                                       (UNAUDITED)       MARCH 31, 1997 (1)
                                                    ------------------   ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period..............       $ 10.13              $ 10.00
                                                         -------              -------
Income from investment operations:
    Net investment income/(loss)..................          0.05                 0.02
    Net realized and unrealized gain/(loss) on
      investment and foreign currency
      transactions................................         (0.05)                0.11
                                                         -------              -------
    Total from investment operations..............            --                 0.13
                                                         -------              -------
Distributions to shareholders from:
    Net investment income.........................            --                   --
    Net realized gain on investment and foreign
      currency transactions.......................            --                   --
                                                         -------              -------
    Total distributions to shareholders...........            --
                                                         -------              -------
Net asset value, end of period....................       $ 10.13              $ 10.13
                                                         -------              -------
                                                         -------              -------
Total return......................................          0.00%                1.30%
Net assets, end of period (000)...................       $26,826              $12,859
Ratio of expenses to average net assets...........          1.49%*               1.50%*
Ratio of net investment income/(loss) to average
  net assets......................................          1.40%*               0.11%*
Ratio of expenses to average net assets (a).......          2.64%*               7.46%*
Ratio of net investment income/(loss) to average
  net assets (a)..................................          0.25%*              (5.85)%*
Portfolio turnover rate...........................         33.64%                6.71%
Average commission rate...........................       $0.0075              $0.0108

--------------
 * Annualized
(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Period from September 23, 1996 (inception date) to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                         FOR THE
                                                     SIX MONTHS ENDED      FOR THE PERIOD
                                                    SEPTEMBER 30, 1997         ENDED
                                                       (UNAUDITED)       MARCH 31, 1997 (1)
                                                    ------------------   ------------------
SELECT SHARES
Net asset value, beginning of period..............       $ 10.13              $ 10.04
                                                         -------              -------
Income from investment operations:
    Net investment income/(loss)..................          0.05                 0.02
    Net realized and unrealized gain/(loss) on
      investment and foreign currency
      transactions................................         (0.05)                0.07
                                                         -------              -------
    Total from investment operations..............            --                 0.09
                                                         -------              -------
Distributions to shareholders from:
    Net investment income.........................            --                   --
    Net realized gain on investment and foreign
      currency transactions.......................            --                   --
                                                         -------              -------
    Total distributions to shareholders...........            --                   --
                                                         -------              -------
Net asset value, end of period....................       $ 10.13              $ 10.13
                                                         -------              -------
                                                         -------              -------
Total return......................................          0.00%                0.90%
Net assets, end of period (000)...................       $   531              $   185
Ratio of expenses to average net assets...........          1.67%*               1.50%*
Ratio of net investment income/(loss) to average
  net assets......................................          1.22%*               0.44%*
Ratio of expenses to average net assets (a).......          3.39%*               7.46%*
Ratio of net investment income/(loss) to average
  net assets (a)..................................         (0.50)%*             (5.52)%*
Portfolio turnover rate...........................         33.64%                6.71%
Average commission rate...........................       $0.0075              $0.0108

--------------
 *Annualized
(a) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Period from October 29, 1996 (inception date) to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   NOTE 1. -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Barr Rosenberg Series Trust (the "Trust") is an open-end diversified management investment company offering three portfolios: U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue three classes of shares: Institutional Shares, Select Shares and Adviser Shares (currently, Adviser Shares are offered only in the U.S. Small Capitalization Series). The classes differ primarily with respect to the level of Shareholder Service Fee and Distribution Fee borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser. The Trust was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

    SECURITY VALUATION

    Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the close of each business day. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

    Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    FOREIGN CURRENCY TRANSACTIONS

    All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

    FORWARD FOREIGN CURRENCY CONTRACTS

    Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

    As of September 30, 1997 the International Small Capitalization Series had the following long forward foreign currency contracts:

                                                                       SETTLEMENT                           UNREALIZED
CURRENCY                                                                  DATE       AMOUNT      VALUE         LOSS
---------------------------------------------------------------------  -----------  ---------  ----------  -------------
British Pounds.......................................................    10/1/97      216,423  $  349,610    $    (390)
British Pounds.......................................................    10/1/97        6,189       9,998           (2)
                                                                                    ---------  ----------        -----
  Total..............................................................                 222,612  $  359,608    $    (392)
                                                                                    ---------  ----------        -----
                                                                                    ---------  ----------        -----

    DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES

    Expenses specific to an individual Fund are charged to that Fund. Common expenses are allocated to each Fund based on their relative shares outstanding. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Select Shares; Shareholder Service fees may only be charged to the Select Shares and Adviser Shares.

    DISTRIBUTIONS

    Distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

    OTHER

    The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

    The Japan Series may purchase futures contracts on the Tokyo Stock Price Index ("TOPIX") or the NIKKEI 225 Index ("NIKKEI") to manage its exposure to the Tokyo Stock Exchange. Buying futures tends to increase the Fund's exposure to the underlying instrument. The use of futures contracts involves certain risks, which include (1) the imperfect correlation between the price movement of the contracts and the underlying securities, or (2) the inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities. Futures contracts (secured by securities deposited with brokers as "initial margin") are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Changes in initial settlement value (represented by cash paid

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
    to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains and losses in the Statement of Operations. There were no open futures contracts as of September 30, 1997.

    NOTE 2 -- MANAGEMENT, ADMINISTRATIVE, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS. Rosenberg Institutional Equity Management (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid quarterly, at the annual rate of 0.90% of the average net assets of the U.S. Small Capitalization Series and 1.00% of the average net assets of the Japan Series and the International Small Capitalization Series. The Manager has voluntarily agreed to waive fees and reimburse the Funds to the extent necessary to limit the Funds' annual expenses to 1.15% of the average net assets of the U.S. Small Capitalization Series and 1.50% of the average net assets of the Japan Series and International Small Capitalization Series. For the six months ended September 30, 1997, the amount of such waivers totaled $84,820, $5,938 and $96,372 for the U.S. Small Capitalization Series, Japan Series, and International Small Capitalization Series, respectively. For the six months ended September 30, 1997 the amount of such reimbursements totaled $76,744 and $120,620 for the U.S. Small Capitalization Series and Japan Series, respectively.

    BISYS Fund Services ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and generally assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Fund. In addition, the Administrator has agreed to waive all fees in the Japan Series and International Small Capitalization Series until the respective Fund's net assets reach $25 million. For the six months ended September 30, 1997, the amount of such waivers totaled $42,410, $891 and $14,456 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively.

    The Select Shares of each Fund are sold on a continuous basis by the Company's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly owned subsidiary of BISYS. Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Select Shares of the Funds, such shares are subject to an annual Distribution Fee of up to 0.50% of the average daily net assets attributable to such shares in accordance with a Distribution Plan (the "Distribution Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Currently, each Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Select Shares. For the six months ended September 30, 1997, the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series incurred charges of $14,100, $54 and $855, respectively, pursuant to the Distribution Plan. Of these amounts, the Distributor retained $1,839, $5, and $70, and waived $11,324, $48, and $708 for the U.S. Small
Capitalization Series, Japan Series and International Small Capitalization Series, respectively.

    Various service organizations act as the shareholder servicing agents of the Select and Adviser Shares of the Funds. Such shares are subject to an annual Shareholder Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the six months ended September 30, 1997, the Shareholder Service Fee attributable to the Adviser Shares was charged in full while a portion of the fee attributable to the Select Shares was waived. Such waivers totaled $4,275, $20 and $281 in the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively.

    NOTE 3 -- FEDERAL TAXATION. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes. As of March 31, 1997, the Japan Series had a capital loss carryover of approximately $365,157 available to offset future realized capital gains, of which $258,946,

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
$69,379, $15,997 and $20,835 will expire on March 31 of the years 2000, 2001,
2002, and 2004, respectively. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1, and the end of its fiscal year. The Japan Series has elected to defer to its fiscal year ending March 31, 1998, approximately $83,902 of losses occurring during the period November 1, 1996 to March 31, 1997.

    At September 30, 1997, the amounts of unrealized appreciation/depreciation and the cost of portfolio securities were as follows:

                                                                                           NET UNREALIZED
                                                              UNREALIZED     UNREALIZED     APPRECIATION/      COST OF
                                                             APPRECIATION   DEPRECIATION    DEPRECIATION      SECURITIES
                                                             -------------  -------------  ---------------  --------------
U.S. Small Capitalization Series...........................  $  53,140,252   $(2,402,680)   $  50,737,572   $  254,967,520
Japan Series...............................................  $      61,124   $  (285,876)   $    (224,752)  $    1,289,102
International Small Capitalization Series..................  $   2,010,726   $(2,941,467)   $    (930,741)  $   27,285,882

    NOTE 4 -- SECURITY PURCHASES AND SALES. For the period ended September 30, 1997, (excluding short term securities and foreign currency):

                                                                                      PURCHASES OF           SALES OF
                                                                                        PORTFOLIO            PORTFOLIO
                                                                                       SECURITIES           SECURITIES
                                                                                   -------------------  -------------------
U.S. Small Capitalization Series.................................................    $   218,530,686      $    52,259,127
Japan Series.....................................................................    $       681,786      $       545,314
International Small Capitalization Series........................................    $    22,003,291      $     6,228,782

    NOTE 5 -- PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at September 30, 1997, held the following aggregate percentages of the respective Fund's shares:

                                                                                      % OF FUND'S SHARES
                                                                                    -----------------------
U.S. Small Capitalization Series..................................................                46%
Japan Series......................................................................                89%
International Small Capitalization Series.........................................                76%

    NOTE 6 -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual Trustee's fee of $23,000 plus a $2,500 meeting fee for each Trustee meeting attended.

    NOTE 7 -- SALES AND REDEMPTIONS OF SHARES. Effective March 27, 1997, the purchase premiums and redemption premiums charged by each of the Funds on purchases and redemptions of fund shares were eliminated. Prior to that date, the premium charged on both purchases and redemptions was .25% of the net asset value of shares purchased or redeemed from the U.S. Small Capitalization Series and .50% of the net asset value of shares purchased or redeemed from the Japan Series and the International Small Capitalization Series. All purchase and redemption premiums were paid to, and retained by, the relevant Fund. Purchase and redemption premiums were not charged on in-kind transactions and reinvested distributions or dividends.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

    Transactions in shares of each of the Funds was as follows:

                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 1997                            YEAR ENDED
                                                        (UNAUDITED)                             MARCH 31, 1997
                                          ---------------------------------------   ---------------------------------------
                                                                   INTERNATIONAL                             INTERNATIONAL
                                            U.S. SMALL                 SMALL          U.S. SMALL                 SMALL
                                          CAPITALIZATION   JAPAN   CAPITALIZATION   CAPITALIZATION   JAPAN   CAPITALIZATION
                                              SERIES       SERIES      SERIES           SERIES       SERIES    SERIES(1)
                                          --------------   ------  --------------   --------------   ------  --------------
Shares sold:
    Institutional.......................    17,964,883     13,948    1,418,440         4,959,032     4,038     1,302,391
    Adviser.............................     1,274,031         --           --            29,170        --            --
    Select..............................       879,224      1,665       41,861           330,552     2,037        18,227
                                          --------------   ------  --------------   --------------   ------  --------------
                                            20,118,138     15,613    1,460,301         5,318,754     6,075     1,320,618
                                          --------------   ------  --------------   --------------   ------  --------------
Issued upon reinvestment of
 distributions:
    Institutional.......................            --         --           --         1,680,999     1,400            --
    Adviser.............................            --         --           --                --        --            --
    Select..............................            --         --           --             4,085        11            --
                                          --------------   ------  --------------   --------------   ------  --------------
                                                    --         --           --         1,685,084     1,411            --
                                          --------------   ------  --------------   --------------   ------  --------------
Shares redeemed:
    Institutional.......................      (510,131)        --      (39,839)       (3,032,383)       --       (33,113)
    Adviser.............................       (46,419)        --           --                --        --            --
    Select..............................        (7,166)      (447)      (7,724)           (1,742)       --            --
                                          --------------   ------  --------------   --------------   ------  --------------
                                              (563,716)      (447)     (47,563)       (3,034,125)       --       (33,113)
                                          --------------   ------  --------------   --------------   ------  --------------
Net increase/(decrease)
    Institutional.......................    17,454,752     13,948    1,378,601         3,607,648     5,438     1,269,278
    Adviser.............................     1,227,612         --           --            29,170        --            --
    Select..............................       872,058      1,218       34,137           332,895     2,048        18,227
                                          --------------   ------  --------------   --------------   ------  --------------
                                            19,554,422     15,166    1,412,738         3,969,713     7,486     1,287,505
                                          --------------   ------  --------------   --------------   ------  --------------
                                          --------------   ------  --------------   --------------   ------  --------------

(1) The fund commenced operations on September 23, 1996.

    NOTE 8 -- SECURITY LENDING PROGRAM. Under the Security Lending Program, securities held by the U.S. Small Capitalization Series were loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

    At September 30, 1997, the value of securities loaned amounted to $8,081,372 against which cash collateral of $8,633407 was held. Cash provided is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

    NOTE 9 -- LINE OF CREDIT. Lines of credit in the amount of $250,000 for the Japan Series and $2,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $1,000,000 for the International Small Capitalization Series.

    NOTE 10 -- CONCENTRATION OF CREDIT. At September 30, 1997, the Japan Series had the following industry concentrations in excess of 10% of its net assets:
Electronics, 22.0%, Banking, 16.8% and Electrical Equipment, 10.3%. The International Small Capitalization Series had the following country concentrations in excess of 10% of its net assets: United Kingdom, 17.6% and Japan, 16.2%.

BARR ROSENBERG SERIES TRUST

MANAGER
Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

TRANSFER AND SHAREHOLDER SERVICING AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                     --------------------------------------

                          BARR ROSENBERG SERIES TRUST

                        --------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

                               SEMI-ANNUAL REPORT

                           -------------------------

                               SEPTEMBER 30, 1997

                           -------------------------

(BRG-0020)